As filed with the Securities and Exchange Commission on 08/27/2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

811-10267

Investment Company Act file number:

GPS Funds I

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

GuideMark® Large Cap Growth Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.00%
	Aerospace & Defense - 2.45%
15,504	Boeing Co.	$2,150,715
23,783	Honeywell International, Inc.	2,425,152

		4,575,867

	Air Freight & Logistics - 0.83%
16,064	United Parcel Service, Inc. - Class B	1,556,762

	Banks - 1.55%
93,935	Bank of America Corp.	1,598,774
19,068	JPMorgan Chase & Co.	1,292,047

		2,890,821

	Beverages - 1.70%
11,954	Anheuser-Busch InBev NV - ADR (a)	1,442,489
12,978	Monster Beverage Corp. (b)	1,739,312

		3,181,801

	Biotechnology - 8.10%
19,951	Amgen, Inc.	3,062,878
6,428	Biogen, Inc. (b)	2,596,526
25,044	Celgene Corp. (b)	2,898,467
38,709	Gilead Sciences, Inc.	4,532,050
16,591	Vertex Pharmaceuticals, Inc. (b)	2,048,657

		15,138,578

	Capital Markets - 1.24%
8,463	Goldman Sachs Group, Inc.	1,766,990
11,483	Waddell & Reed Financial, Inc. - Class A	543,260

		2,310,250

	Communications Equipment - 4.02%
134,315	Cisco Systems, Inc.	3,688,290
15,067	F5 Networks, Inc. (b)	1,813,314
32,172	QUALCOMM, Inc.	2,014,932

		7,516,536

	Diversified Financial Services - 1.62%
6,649	Intercontinental Exchange, Inc.	1,486,783
14,304	Moody’s Corp.	1,544,260

		3,031,043

	Diversified Telecommunication Services - 1.49%
59,844	Verizon Communications, Inc.	2,789,329

	Electrical Equipment - 1.05%
21,778	Agilent Technologies, Inc.	840,195
9,052	Rockwell Automation, Inc.	1,128,241

		1,968,436

	Electronic Equipment, Instruments & Components - 0.26%
13,935	CDW Corp.	477,692

	Energy Equipment & Services - 0.45%
13,774	Baker Hughes, Inc.	849,856

	Food & Staples Retailing - 2.70%
15,654	Costco Wholesale Corp.	2,114,229
24,773	CVS Caremark Corp.	2,598,193
9,441	SYSCO Corp.	340,820

		5,053,242

	Food Products - 1.25%
57,012	Mondelez International, Inc. - Class A (a)	2,345,474

	Health Care Equipment & Supplies - 4.51%
14,013	Becton, Dickinson & Co.	1,984,941
11,005	C.R. Bard, Inc.	1,878,553
28,729	Medtronic Plc	2,128,819
10,924	Varian Medical Systems, Inc. (a)(b)	921,221
13,801	Zimmer Biomet Holdings, Inc.	1,507,483

		8,421,017

	Health Care Providers & Services - 3.37%
26,239	Aetna, Inc.	3,344,423
6,108	Anthem, Inc.	1,002,567
13,329	Cardinal Health, Inc.	1,114,971
9,137	HCA Holdings, Inc. (b)	828,909

		6,290,870

	Hotels, Restaurants & Leisure - 3.12%
2,757	Chipotle Mexican Grill, Inc. (b)	1,667,957
15,874	Dunkin’ Brands Group, Inc.	873,070
45,294	Hilton Worldwide Holdings, Inc. (b)	1,247,850
21,230	Wyndham Worldwide Corp.	1,738,949
3,127	Wynn Resorts Ltd.	308,541

		5,836,367

	Household Durables - 1.06%
67,596	Pulte Homes, Inc.	1,362,059
3,573	Whirlpool Corp. (a)	618,308

		1,980,367

	Household Products - 0.58%
16,459	Colgate-Palmolive Co.	1,076,583

	Insurance - 0.67%
20,362	American International Group, Inc.	1,258,779

	Internet & Catalog Retail - 4.04%
10,169	Amazon.com, Inc. (a)(b)	4,414,261
13,840	Expedia, Inc.	1,513,404
1,415	The Priceline Group, Inc. (b)	1,629,189

		7,556,854

	Internet Software & Services - 6.87%
14,072	Alibaba Group Holdings Ltd. - ADR (b)	1,157,703
3,869	Baidu, Inc. - ADR (b)	770,240
24,923	eBay, Inc. (b)	1,501,362
48,048	Facebook, Inc. - Class A (b)	4,120,837
10,179	Google, Inc. - Class C (b)	5,298,271

		12,848,413

	IT Services - 4.30%
5,071	Alliance Data Systems Corp. (a)(b)	1,480,428
15,701	Amdocs Ltd. (a)	857,118
8,712	Fiserv, Inc. (b)	721,615
37,797	Paychex, Inc.	1,771,923
47,687	Visa, Inc. - Class A	3,202,182

		8,033,266

	Machinery - 0.78%
16,939	Danaher Corp.	1,449,809

	Media - 2.13%
48,343	Comcast Corp. - Class A	2,907,348
11,079	Discovery Communications, Inc. - Series A (a)(b)	368,488
10,685	Scripps Networks Interactive, Inc. - Class A	698,478

		3,974,314

	Oil & Gas - 0.51%
30,172	Cabot Oil & Gas Corp.	951,625

	Personal Products - 0.91%
19,620	The Estee Lauder Cos., Inc.	1,700,269

	Pharmaceuticals - 5.10%
3,919	Allergan Plc (b)	1,189,260
16,467	AstraZeneca Plc - ADR	1,049,112
37,922	Bristol-Myers Squibb Co.	2,523,330
26,959	Eli Lilly & Co.	2,250,807
7,934	Johnson & Johnson	773,248
30,625	Merck & Co., Inc.	1,743,481

		9,529,238

	Professional Services - 0.24%
3,469	IHS, Inc. - Class A (b)	446,217

	Semiconductor & Semiconductor Equipment - 4.73%
47,851	Altera Corp.	2,449,971
28,491	Broadcom Corp. - Class A	1,467,002
33,780	Linear Technology Corp.	1,494,089

47,201	Maxim Integrated Products, Inc.	1,631,975
22,867	Microchip Technology, Inc. (a)	1,084,468
6,916	Skyworks Solutions, Inc.	719,956

		8,847,461

	Software - 10.50%
31,893	Activision Blizzard, Inc.	772,130
32,351	Check Point Software Technologies Ltd. (b)	2,573,522
2,761	FactSet Research Systems, Inc.	448,690
23,225	Intuit, Inc.	2,340,383
134,574	Microsoft Corp.	5,941,442
153,579	Oracle Corp. (a)	6,189,234
19,492	salesforce.com, Inc. (a)(b)	1,357,228

		19,622,629

	Specialty Retail - 9.32%
9,251	Advance Auto Parts, Inc.	1,473,592
40,222	Home Depot, Inc.	4,469,871
41,088	Lowe’s Companies, Inc.	2,751,663
10,474	O’Reilly Automotive, Inc. (b)	2,366,915
33,662	Ross Stores, Inc.	1,636,310
8,308	Sherwin-Williams Co. (a)	2,284,866
36,720	The TJX Companies, Inc.	2,429,762

		17,412,979

	Technology Hardware, Storage & Peripherals - 7.55%
103,688	Apple, Inc.	13,005,067
14,001	Western Digital Corp.	1,097,959

		14,103,026

	Total Common Stocks (Cost $132,577,333)	185,025,770

	REAL ESTATE INVESTMENT TRUSTS - 0.78%
	Real Estate Investment Trusts - 0.78%
7,854	Public Storage	1,448,042

	Total Real Estate Investment Trusts (Cost $1,441,697)	1,448,042

	SHORT TERM INVESTMENTS - 0.11%
	Money Market Funds - 0.11%
202,083	Federated Prime Obligations Fund Effective Yield, 0.07%	202,083

	Total Short Term Investments (Cost $202,083)	202,083

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.79%
	Money Market Funds - 1.79%
3,352,239	Mount Vernon Prime Portfolio Effective Yield, 0.23%	3,352,239

	Total Investments Purchased as Securities Lending Collateral (Cost $3,352,239)	3,352,239

	Total Investments (Cost $137,573,352) - 101.68%	190,028,134
	Liabilities in Excess of Other Assets - (1.68)%	(3,131,981)

	TOTAL NET ASSETS - 100.00%	$186,896,153

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$137,573,352

Gross unrealized appreciation	54,470,950
Gross unrealized depreciation	(2,016,168)

Net unrealized appreciation	$52,454,782

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Large Cap Value Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 98.33%
	Aerospace & Defense - 5.73%
15,800	General Dynamics Corp.	$2,238,702
20,100	Honeywell International, Inc.	2,049,597
17,800	Raytheon Co.	1,703,104
31,500	Rolls Royce Holdings Plc - ADR	2,161,530
62,900	Spirit AeroSystems Holdings, Inc. - Class A (a)	3,466,419

		11,619,352

	Auto Components - 3.58%
46,300	Delphi Automotive Plc	3,939,667
67,200	Johnson Controls, Inc.	3,328,416

		7,268,083

	Banks - 12.06%
241,900	Bank of America Corp.	4,117,138
91,280	Citigroup, Inc.	5,042,307
126,000	Fifth Third Bancorp (b)	2,623,320
57,100	First Niagara Financial Group, Inc.	539,024
66,600	JPMorgan Chase & Co.	4,512,816
33,800	PNC Financial Services Group, Inc.	3,232,970
78,300	Wells Fargo & Co.	4,403,592

		24,471,167

	Building Products - 1.66%
81,500	Owens Corning, Inc.	3,361,875

	Capital Markets - 3.77%
25,600	Ameriprise Financial, Inc.	3,198,208
43,500	E*TRADE Financial Corp. (a)	1,302,825
40,900	State Street Corp.	3,149,300

		7,650,333

	Chemicals - 1.09%
42,100	FMC Corp. (b)	2,212,355

	Communications Equipment - 1.37%
44,300	QUALCOMM, Inc.	2,774,509

	Construction & Engineering - 0.87%
91,100	KBR, Inc.	1,774,628

	Construction Materials - 1.62%
117,000	CRH Plc - ADR	3,288,870

	Consumer Finance - 7.76%
37,500	American Express Co.	2,914,500
55,500	Capital One Financial Corp.	4,882,335
40,800	Discover Financial Services	2,350,896
165,900	Navient Corp.	3,021,039
261,800	SLM Corp. (a)	2,583,966

		15,752,736

	Diversified Telecommunication Services - 1.00%
43,670	Verizon Communications, Inc.	2,035,459

	Electrical Equipment - 2.15%
36,900	Eaton Corp. Plc	2,490,381
33,900	Emerson Electric Co.	1,879,077

		4,369,458

	Energy Equipment & Services - 0.95%
141,100	FMSA Holdings, Inc. (a)(b)	1,155,609
75,200	Seadrill Ltd. (b)	777,568

		1,933,177

	Food & Staples Retailing - 2.11%
15,500	CVS Caremark Corp.	1,625,640
37,500	Wal-Mart Stores, Inc.	2,659,875

		4,285,515

	Health Care Equipment & Supplies - 1.97%
53,800	Medtronic Plc	3,986,580

	Health Care Providers & Services - 6.69%
13,500	Anthem, Inc.	2,215,890
38,800	Cardinal Health, Inc.	3,245,620
20,000	CIGNA Corp.	3,240,000
21,600	Omnicare, Inc.	2,035,800
23,200	UnitedHealth Group, Inc.	2,830,400

		13,567,710

	Hotels, Restaurants & Leisure - 6.03%
78,300	Carnival Corp. - ADR	3,867,237
52,300	Norwegian Cruise Line Holdings Ltd. (a)	2,930,892
36,300	Royal Caribbean Cruises Ltd.	2,856,447
139,600	SeaWorld Entertainment, Inc.	2,574,224

		12,228,800

	Household Durables - 1.54%
2,337	NVR, Inc. (a)	3,131,580

	Insurance - 1.40%
46,000	American International Group, Inc.	2,843,720

	Machinery - 4.59%
22,500	Deere & Co. (b)	2,183,625
60,800	Joy Global, Inc.	2,200,960
20,900	SPX Corp.	1,512,951
32,500	Stanley Black & Decker, Inc.	3,420,300

		9,317,836

	Multiline Retail - 1.46%
36,277	Target Corp.	2,961,292

	Oil & Gas - 3.89%
55,700	BP Plc - ADR	2,225,772
27,500	ConocoPhillips	1,688,775
20,800	Occidental Petroleum Corp.	1,617,616
29,300	Phillips 66	2,360,408

		7,892,571

	Pharmaceuticals - 6.77%
24,300	Johnson & Johnson	2,368,278
43,400	Merck & Co., Inc.	2,470,762
79,500	Pfizer, Inc.	2,665,635
63,600	Sanofi Aventis - ADR	3,150,108
52,200	Teva Pharmaceutical Industries Ltd. - ADR	3,085,020

		13,739,803

	Semiconductor & Semiconductor Equipment - 5.15%
164,200	Fairchild Semiconductor International, Inc. (a)	2,853,796
50,900	Intel Corp.	1,548,123
59,100	Microchip Technology, Inc. (b)	2,802,818
62,900	Texas Instruments, Inc.	3,239,979

		10,444,716

	Software - 3.53%
45,600	CA, Inc.	1,335,624
71,200	Microsoft Corp.	3,143,480
66,600	Oracle Corp.	2,683,980

		7,163,084

	Textiles, Apparel & Luxury Goods - 1.86%
113,000	Hanesbrands, Inc.	3,765,160

	Thrifts & Mortgage Finance - 2.51%
129,100	New York Community Bancorp, Inc. (b)	2,372,858

167,800	People’s United Financial, Inc. (b)	2,720,038

		5,092,896

	Tobacco - 4.45%
70,600	Altria Group, Inc.	3,453,046
31,800	Philip Morris International, Inc. (b)	2,549,406
40,543	Reynolds American, Inc.	3,026,940

		9,029,392

	Wireless Telecommunication Services - 0.77%
42,818	Vodafone Group Plc - ADR	1,560,716

	Total Common Stocks (Cost $138,868,466)	199,523,373

	SHORT TERM INVESTMENTS - 1.49%
	Money Market Funds - 1.49%
3,032,234	Federated Prime Obligations Fund Effective Yield, 0.07%	3,032,234

	Total Short Term Investments (Cost $3,032,234)	3,032,234

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.16%
	Money Market Funds - 4.16%
8,451,419	Mount Vernon Prime Portfolio Effective Yield, 0.23%	8,451,419

	Total Investments Purchased as Securities Lending Collateral (Cost $8,451,419)	8,451,419

	Total Investments (Cost $150,352,119) - 103.98%	211,007,026
	Liabilities in Excess of Other Assets - (3.98)%	(8,081,683)

	TOTAL NET ASSETS - 100.00%	$202,925,343

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$150,352,119

Gross unrealized appreciation	67,719,865
Gross unrealized depreciation	(7,064,958)

Net unrealized appreciation	$60,654,907

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Small/Mid Cap Core Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 89.78%
	Aerospace & Defense - 1.74%
3,565	Curtiss Wright Corp.	$258,249
4,398	DigitalGlobe, Inc. (a)	122,220
1,785	Esterline Technologies Corp. (a)	170,182
3,595	HEICO Corp. - Class A	182,518
3,750	Moog, Inc. - Class A (a)	265,050
3,230	Teledyne Technologies, Inc. (a)	340,797

		1,339,016

	Air Freight & Logistics - 0.25%
1,260	Echo Global Logistics, Inc. (a)	41,151
900	Hub Group, Inc. - Class A (a)	36,306
2,515	XPO Logistics, Inc. (a)(b)	113,628

		191,085

	Airlines - 0.12%
4,600	JetBlue Airways Corp. (a)	95,496

	Banks - 8.98%
8,895	BOK Financial Corp. (b)	618,914
1,880	Boston Private Financial Holdings, Inc.	25,211
26,300	Cascade Bancorp (a)	136,234
29,930	CoBiz Financial, Inc.	391,185
60,481	First Busey Corp.	397,360
9,200	Great Western Bancorp, Inc.	221,812
5,895	Hilltop Holdings, Inc. (a)	142,011
7,460	IBERIABANK Corp.	508,996
11,245	International Bancshares Corp.	302,153
43,023	Lakeland Bancorp, Inc.	511,543
16,300	Metro Bancorp, Inc.	426,082
1,900	National Commerce Corp. (a)	49,020
9,370	PacWest Bancorp	438,141
5,400	Peapack-Gladstone Financial Corp.	119,988
13,555	PrivateBancorp, Inc.	539,760
6,600	QCR Holdings, Inc.	143,616
8,230	South State Corp.	625,398
10,662	TriCo Bancshares	256,421
31,550	United Community Banks, Inc.	658,449
12,525	Zions Bancorporation (b)	397,481

		6,909,775

	Biotechnology - 4.75%
10,806	Achillion Pharmaceuticals, Inc. (a)(b)	95,741
10,065	Affimed Therapeutics B.V. (a)	135,576
1,035	Agios Pharmaceuticals, Inc. (a)(b)	115,030
4,115	Alkermes Plc (a)	264,759
2,530	Alnylam Pharmaceuticals, Inc. (a)	303,271
2,196	Anacor Pharmaceuticals, Inc. (a)	170,036
19,400	BioCryst Pharmaceuticals, Inc. (a)(b)	289,642
700	Blueprint Medicines Corp. (a)	18,543
6,740	Cepheid, Inc. (a)	412,151
6,565	Dicerna Pharmaceuticals, Inc. (a)	91,582
4,935	Five Prime Therapeutics, Inc. (a)	122,585
9,230	GlycoMimetics, Inc. (a)	73,379
2,920	Incyte Corp. (a)	304,293
5,295	Ironwood Pharmaceuticals, Inc. - Class A (a)	63,858
900	Nivalis Therapeutics, Inc. (a)	13,635
17,060	Novavax, Inc. (a)(b)	190,048
5,373	Otonomy, Inc. (a)	123,525
4,210	Portola Pharmaceuticals, Inc. (a)	191,766
1,940	PTC Therapeutics, Inc. (a)	93,372
345	Puma Biotechnology, Inc. (a)(b)	40,279
7,165	Regulus Therapeutics, Inc. (a)(b)	78,528
4,670	TESARO, Inc. (a)(b)	274,549
9,700	Trevena, Inc. (a)	60,722
1,300	Ultragenyx Pharmaceutical, Inc. (a)	133,107

		3,659,977

	Building Products - 2.37%
3,715	A. O. Smith Corp.	267,406
11,975	Advanced Drain Systems, Inc.	351,227
4,730	Masonite International Corp. (a)	331,620
16,160	NCI Building Systems, Inc. (a)	243,531
15,242	Owens Corning, Inc.	628,732

		1,822,516

	Capital Markets - 1.10%
1,635	Evercore Partners, Inc.	88,225
1,800	Financial Engines, Inc. (b)	76,464
10,710	Janus Capital Group, Inc.	183,355
3,155	Lazard Ltd. - Class A - ADR (b)	177,437
3,585	Raymond James Financial, Inc.	213,594
4,980	WisdomTree Investments, Inc.	109,386

		848,461

	Chemicals - 2.13%
16,400	Advanced Emissions Solutions, Inc. (a)(b)	213,200
9,295	Cabot Corp.	346,611
7,905	Celanese Corp. - Series A	568,211
4,685	International Flavors & Fragrances, Inc.	512,024

		1,640,046

	Commercial Services & Supplies - 1.30%
17,000	Clean Harbors, Inc. (a)(b)	913,580
5,960	Heritage-Crystal Clean, Inc. (a)	87,612

		1,001,192

	Communications Equipment - 1.26%
5,920	Arista Networks, Inc. (a)(b)	483,901
4,380	ARRIS Group, Inc. (a)	134,028
14,985	Ciena Corp. (a)	354,845

		972,774

	Construction & Engineering - 0.10%
2,357	AECOM (a)	77,970

	Construction Materials - 1.48%
23,882	Headwaters, Inc. (a)	435,130
3,576	Martin Marietta Materials, Inc.	506,040
7,830	Summit Materials, Inc. - Class A (a)	199,665

		1,140,835

	Consumer Finance - 0.20%
3,300	Springleaf Holdings, Inc. (a)	151,503

	Containers & Packaging - 2.85%
6,270	Ball Corp.	439,841
10,735	Crown Holdings, Inc. (a)	567,989
55,025	Graphic Packaging Holding Co.	766,498
12,730	Owens-Illinois, Inc. (a)	292,026
2,045	Packaging Corp. of America	127,792

		2,194,146

	Diversified Consumer Services - 0.29%
13,425	Capitol Acquisition Corp. II (a)	141,634
5,535	Levy Acquisition Corp. (a)	84,243

		225,877

	Diversified Financial Services - 0.52%
1,585	MarketAxess Holdings, Inc.	147,040
4,150	MSCI, Inc.	255,433

		402,473

	Electric Utilities - 2.06%
17,330	OGE Energy Corp.	495,118
6,385	Pinnacle West Capital Corp.	363,243
15,505	PNM Resources, Inc.	381,423
7,490	UIL Holdings Corp.	343,192

		1,582,976

	Electrical Equipment - 1.82%
2,886	Acuity Brands, Inc.	519,422
12,193	Generac Holdings, Inc. (a)(b)	484,672
3,700	Hubbell, Inc. - Class B	400,636

		1,404,730

	Electronic Equipment & Instruments - 0.80%
915	FEI Co.	75,881
8,135	Rogers Corp. (a)	538,049

		613,930

	Energy Equipment & Services - 1.78%
31,575	Aspen Aerogels, Inc. (a)(b)	209,026
7,825	Ensco Plc - Class A	174,263
29,120	Patterson-UTI Energy, Inc.	547,893
40,105	Tesco Corp.	437,145

		1,368,327

	Food Products - 2.43%
19,035	Freshpet, Inc. (a)(b)	354,051
13,362	Post Holdings, Inc. (a)	720,613
22,840	SunOpta, Inc. (a)	245,073
6,832	TreeHouse Foods, Inc. (a)	553,597

		1,873,334

	Gas Utilities - 0.26%
3,750	Southwest Gas Corp.	199,538

	Health Care Equipment & Supplies - 3.27%
18,895	AtriCure, Inc. (a)(b)	465,573
3,800	EndoChoice Holdings, Inc. (a)	62,130
11,250	Endologix, Inc. (a)	172,575
300	Glaukos Corp. (a)	8,694
13,115	Globus Medical, Inc. - Class A (a)	336,662
4,700	HeartWare International, Inc. (a)	341,643
5,010	Ocular Therapeutix, Inc. (a)	105,360
17,370	Quidel Corp. (a)	398,642
3,985	Teleflex, Inc.	539,768
16,115	TriVascular Technologies, Inc. (a)(b)	86,215

		2,517,262

	Health Care Providers & Services - 2.49%
5,178	Acadia Healthcare Co., Inc. (a)	405,593
16,695	Envision Healthcare Holdings, Inc. (a)	659,119
5,129	LifePoint Hospitals, Inc. (a)	445,966
500	Teladoc, Inc. (a)	9,500
4,630	WellCare Health Plans, Inc. (a)	392,763

		1,912,941

	Health Care Technology - 1.87%
11,237	Allscripts Healthcare Solutions, Inc. (a)	153,722
6,585	athenahealth, Inc. (a)(b)	754,509
12,589	IMS Health Holdings, Inc. (a)(b)	385,853
5,200	Inovalon Holdings, Inc. (a)(b)	145,080

		1,439,164

	Hotels, Restaurants & Leisure - 2.06%
1,055	Buffalo Wild Wings, Inc. (a)(b)	165,308
2,594	Cheesecake Factory, Inc. (b)	141,464
1,320	Churchill Downs, Inc.	165,066
1,500	DineEquity, Inc.	148,635
6,178	Dunkin’ Brands Group, Inc.	339,790
4,670	El Pollo Loco Holdings, Inc. (a)(b)	96,715
5,250	Monarch Casino & Resort, Inc. (a)	107,940
6,505	Norwegian Cruise Line Holdings Ltd. (a)	364,540
1,900	Wingstop, Inc. (a)	53,960

		1,583,418

	Household Durables - 1.74%
17,930	GoPro, Inc. - Class A (a)(b)	945,270
5,205	M/I Homes, Inc. (a)	128,407
7,209	Standard Pacific Corp. (a)	64,232
9,814	Taylor Morrison Home Corp. - Class A (a)	199,813

		1,337,722

	Independent Power and Renewable Electricity Producers - 0.74%
1,300	8point3 Energy Partners LP (a)(b)	24,206
2,690	Dynegy, Inc. (a)(b)	78,683
3,460	NRG Yield, Inc. - Class A	76,085
3,460	NRG Yield, Inc. - Class C (b)	75,739
7,260	Pattern Energy Group, Inc. - Class A	206,039
6,405	Talen Energy Corp. (a)(b)	109,910

		570,662

	Insurance - 4.71%
13,301	Argo Group International Holdings Ltd.	740,866
6,930	Arthur J. Gallagher & Co.	327,789
30,804	Assured Guaranty Ltd.	738,988
8,290	Brown & Brown, Inc.	272,409
8,265	James River Group Holdings Ltd.	213,815
10,430	Primerica, Inc.	476,547
23,035	XL Group Plc	856,902

		3,627,316

	Internet & Catalog Retail - 2.03%
8,350	HSN, Inc. (b)	586,086
18,855	Wayfair, Inc. - Class A (a)(b)	709,702
20,540	Zulily, Inc. - Class A (a)(b)	267,842

		1,563,630

	Internet Software & Services - 1.80%
3,100	Benefitfocus, Inc. (a)(b)	135,935
1,200	Demandware, Inc. (a)(b)	85,296
2,190	Envestnet, Inc. (a)	88,541
13,405	GrubHub, Inc. (a)	456,708
5,695	Marketo, Inc. (a)	159,802
5,305	Zillow Group, Inc. - Class A (a)(b)	460,156

		1,386,438

	IT Services - 4.12%
2,513	CACI International, Inc. - Class A (a)	203,277
2,799	Cardtronics, Inc. (a)	103,703
6,635	ExlService Holdings, Inc. (a)	229,438
26,745	Genpact Ltd. (a)	570,471
3,945	Global Payments, Inc.	408,110
9,965	Heartland Payment Systems, Inc.	538,608
12,810	VeriFone Holdings, Inc. (a)	435,028
6,020	WEX, Inc. (a)(b)	686,099

		3,174,734

	Leisure Products - 0.35%
8,220	Arctic Cat, Inc. (b)	272,986

	Life Sciences Tools & Services - 1.16%
2,145	Bio-Techne Corp.	211,218
10,795	PRA Health Sciences, Inc. (a)	392,182
10,735	VWR Corp. (a)	286,947

		890,347

	Machinery - 1.20%
5,055	Colfax Corp. (a)	233,288
5,065	IDEX Corp. (b)	398,008
9,605	Luxfer Holdings Plc - ADR	124,865
3,260	Watts Water Technologies, Inc. - Class A (b)	169,031

		925,192

	Media - 1.77%
10,670	DreamWorks Animation SKG, Inc. - Class A (a)(b)	281,475
8,520	IMAX Corp. (a)	343,100
25,490	Interpublic Group of Cos., Inc.	491,192
15,425	National CineMedia, Inc.	246,183

		1,361,950

	Metals & Mining - 0.77%
10,875	Commercial Metals Co.	174,870
2,075	Reliance Steel & Aluminum Co.	125,496
14,115	Steel Dynamics, Inc.	292,392

		592,758

	Multi-Utilities - 0.58%
22,735	MDU Resources Group, Inc.	444,015

	Oil & Gas - 2.49%
20,540	Callon Petroleum Co. (a)	170,893
7,975	CONSOL Energy, Inc.	173,376
4,885	Diamondback Energy, Inc. (a)	368,231
4,230	Energen Corp.	288,909
11,110	Laredo Petroleum, Inc. (a)(b)	139,764
6,705	Memorial Resource Development Corp. (a)	127,194
6,525	QEP Resources, Inc.	120,778
6,000	Rice Energy, Inc. (a)(b)	124,980
3,580	SemGroup Corp. - Class A	284,538
3,430	Whiting Petroleum Corp. (a)	115,248

		1,913,911

	Paper & Forest Products - 0.64%
13,340	Boise Cascade Co. (a)	489,311

	Personal Products - 0.45%
55,396	Avon Products, Inc.	346,779

	Pharmaceuticals - 0.60%
7,761	Aerie Pharmaceuticals, Inc. (a)	136,982
4,390	Relypsa, Inc. (a)	145,265
3,785	Tetraphase Pharmaceuticals, Inc. (a)	179,560

		461,807

	Professional Services - 2.93%
5,465	Equifax, Inc.	530,597
8,145	Huron Consulting Group, Inc. (a)	570,883
6,730	ManpowerGroup, Inc.	601,527
2,545	Robert Half International, Inc.	141,248
1,800	TransUnion (a)	45,180
6,120	TriNet Group, Inc. (a)	155,142
5,305	WageWorks, Inc. (a)	214,587

		2,259,164

	Real Estate Management & Development - 1.25%
3,490	Jones Lang LaSalle, Inc.	596,790
14,805	Kennedy-Wilson Holdings, Inc.	364,055

		960,845

	Road & Rail - 1.37%
6,055	Celadon Group, Inc.	125,218
1,665	J.B. Hunt Transport Services, Inc.	136,680
9,865	Knight Transportation, Inc.	263,790
5,630	Landstar System, Inc. (b)	376,478
6,690	Swift Transportation Co. - Class A (a)	151,662

		1,053,828

	Semiconductor & Semiconductor Equipment - 3.89%
15,970	Cypress Semiconductor Corp.	187,807
3,415	First Solar, Inc. (a)	160,437
24,400	Freescale Semiconductor Ltd. (a)	975,268
6,400	Lattice Semiconductor Corp. (a)	37,696
2,430	Microsemi Corp. (a)	84,928
12,615	MKS Instrument, Inc.	478,613
6,680	Power Integrations, Inc.	301,802
3,690	Skyworks Solutions, Inc.	384,129
3,405	SunEdison, Inc. (a)	101,844
6,400	SunEdison Semiconductor Ltd. (a)	110,528
2,165	SunPower Corp. (a)(b)	61,508
5,855	Ultratech, Inc. (a)	108,669

		2,993,229

	Software - 1.51%
6,645	Fleetmatics Group Plc (a)(b)	311,185
6,630	HubSpot, Inc. (a)	328,715
2,845	SS&C Technologies Holdings, Inc.	177,813
5,640	Verint Systems, Inc. (a)	342,602

		1,160,315

	Specialty Retail - 2.51%
3,765	Advance Auto Parts, Inc.	599,727
17,370	Chico’s FAS, Inc.	288,863
9,968	DSW, Inc. - Class A	332,632
1,000	Party City Holdco, Inc. (a)	20,270
5,361	Signet Jewelers Ltd.	687,495

		1,928,987

	Textiles, Apparel & Luxury Goods - 1.56%
1,835	Carter, Inc.	195,061
8,480	Gildan Activewear, Inc. (b)	281,875
10,245	Hanesbrands, Inc.	341,363
2,185	Skechers U.S.A., Inc. - Class A (a)	239,891
6,772	Tumi Holdings, Inc. (a)	138,962

		1,197,152

	Trading Companies & Distributors - 0.68%
7,085	Air Lease Corp.	240,181
4,075	WESCO International, Inc. (a)(b)	279,708

		519,889

	Water Utilities - 0.65%
10,225	American Water Works Co., Inc.	497,242

	Total Common Stocks (Cost $61,587,843)	69,098,971

	INVESTMENT COMPANIES - 1.49%
	Exchange Traded Funds - 1.49%
9,205	iShares Russell 2000 Index Fund (b)	1,149,336

	Total Investment Companies (Cost $1,116,568)	1,149,336

	REAL ESTATE INVESTMENT TRUSTS - 7.42%
	Real Estate Investment Trusts - 7.42%
930	Alexander’s, Inc.	381,300
10,100	Chatham Lodging Trust	267,347
10,770	CoreSite Realty Corp.	489,389
20,515	Douglas Emmett, Inc.	552,674
11,185	Equity LifeStyle Properties, Inc.	588,107
8,095	Extra Space Storage, Inc.	527,956
4,695	Federal Realty Investment Trust	601,382
6,080	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	121,904
6,830	InfraREIT, Inc.	193,699
13,380	Kite Realty Group Trust	327,409
18,425	Paramount Group, Inc.	316,173
13,335	Pebblebrook Hotel Trust	571,805
26,255	Physicians Realty Trust	403,277
3,345	SL Green Realty Corp. (b)	367,582

	Total Real Estate Investment Trusts (Cost $4,918,200)	5,710,004

	SHORT TERM INVESTMENTS - 0.48%
	Money Market Funds - 0.48%
366,561	Federated Prime Obligations Fund Effective Yield, 0.07%	366,561

	Total Short Term Investments (Cost $366,561)	366,561

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.39%
	Money Market Funds - 11.39%
8,766,311	Mount Vernon Prime Portfolio Effective Yield, 0.23%	8,766,311

	Total Investments Purchased as Securities Lending Collateral (Cost $8,766,311)	8,766,311

	Total Investments (Cost $76,755,483) - 110.56%	85,091,183
	Liabilities in Excess of Other Assets - (10.56)%	(8,124,291)

	TOTAL NET ASSETS - 100.00%	$76,966,892

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$76,755,483

Gross unrealized appreciation	11,310,062
Gross unrealized depreciation	(2,974,362)

Net unrealized appreciation	$8,335,700

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® World ex-US Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 92.29%
	Australia - 3.46%
278,667	AMP Ltd.	$1,293,104
30,606	Ansell Ltd.	567,776
80,835	Australia and New Zealand Banking Group Ltd.	2,006,098
22,790	BHP Billiton, Ltd.	464,890
26,449	Commonwealth Bank of Australia	1,734,447
32,584	Flight Centre Travel Group Ltd.	856,402
214,715	Incitec Pivot Ltd.	636,575
36,373	Macquarie Group Ltd.	2,278,969
154,168	Santos Ltd.	930,819
55,362	Seek Ltd.	599,944
442,244	Telstra Corp. Ltd.	2,092,945

		13,461,969

	Austria - 0.15%
10,200	ANDRITZ AG	564,837

	Belgium - 1.22%
28,034	Anheuser-Busch InBev SA	3,373,631
15,992	KBC Groep NV	1,072,077
4,489	UCB SA	322,783

		4,768,491

	Brazil - 1.26%
108,800	Ambev SA	666,987
50,900	BB Seguridade Participacoes SA	560,553
32,516	CETIP SA	356,629
47,640	Cielo SA	673,436
57,700	Cosan SA Industria e Comercio	466,373
210,900	Petroleo Brasileiro SA (a)	954,412
50,300	Smiles SA	852,597
58,860	WEG SA	362,160

		4,893,147

	Canada - 6.41%
6,800	Agrium, Inc. (b)	720,669
20,300	Alimentation Couche-Tard, Inc.	868,398
21,000	ARC Resources Ltd. (b)	359,808
35,250	Brookfield Asset Management, Inc. - Class A	1,231,633
37,200	Canadian Natural Resources Ltd.	1,010,267
6,100	Canadian Pacific Railway Ltd. (b)	976,879
2,100	Constellation Software, Inc.	833,712
23,200	Gildan Activewear, Inc.	770,671
12,000	Imperial Oil Ltd.	463,571
10,000	Intact Financial Corp.	694,876
25,200	Keyera Corp.	841,345
21,400	Magna International, Inc.	1,201,073
7,700	Methanex Corp.	429,819
6,400	Onex Corp.	354,127
33,100	Peyto Exploration & Development Corp. (b)	809,082
34,400	Potash Corp. of Saskatchewan, Inc.	1,065,326
24,000	Quebecor, Inc. - Class B	599,904
20,500	Rogers Communications, Inc. - Class B	727,102
45,300	Royal Bank of Canada	2,770,227
33,400	Sun Life Financial, Inc.	1,115,116
61,300	Suncor Energy, Inc.	1,688,327
60,500	Toronto-Dominion Bank	2,569,191
11,000	Tourmaline Oil Corp. (a)	330,440
9,900	Valeant Pharmaceuticals International, Inc. (a)	2,196,151
6,300	West Fraser Timber Co., Ltd.	346,172

		24,973,886

	Cayman Islands - 1.37%
4,000	58.com, Inc. - ADR (a)	256,240
7,500	Alibaba Group Holding Ltd. - ADR (a)	617,025
99,636	Cheung Kong Property Holdings Ltd. (a)	826,492
99,636	CK Hutchison Holdings Ltd.	1,464,846
97,000	ENN Energy Holdings Ltd.	583,294
21,397	Eurasia Drilling Co., Ltd.	352,134
169,500	Lifestyle International Holdings Ltd.	314,442
42,000	Vipshop Holdings Ltd. - ADR (a)(b)	934,500

		5,348,973

	Chile - 0.15%
123,798	Empresas CMPC SA	336,861
21,100	ENTEL Chile SA	233,601

		570,462

	China - 1.90%
1,838,000	Bank of China Ltd.	1,192,828
367,500	BBMG Corp.	371,606
490,000	Beijing Jingneng Clean Energy Co., Ltd.	199,538
1,506,000	China Construction Bank Corp.	1,373,707
274,400	China Pacific Insurance Group Co., Ltd.	1,314,562
315,700	China Vanke Co., Ltd.	775,120
102,000	Great Wall Motor Co., Ltd. (c)(d)	500,029
44,000	Legend Holdings Corp. (a)	246,067
204,000	PetroChina Co.	227,194
88,000	Ping An Insurance Group Co. of China, Ltd.	1,187,606

		7,388,257

	Czech Republic - 0.17%
2,915	Komercni Banka AS	645,994

	Denmark - 1.33%
46,804	Danske Bank AS	1,375,897
43,222	Novo Nordisk AS - Series B	2,371,802
29,100	Vestas Wind Systems AS	1,450,446

		5,198,145

	Egypt - 0.13%
71,210	Commercial International Bank Egypt SAE	524,503

	Finland - 0.47%
46,666	Fortum OYJ	829,021
21,100	Sampo OYJ - Series A	994,382

		1,823,403

	France - 6.92%
17,999	Accor SA	910,934
11,457	Air Liquide SA	1,453,788
77,400	AXA SA	1,962,237
7,378	Cap Gemini SA	654,552
30,251	Compagnie de Saint-Gobain SA (b)	1,365,575
23,034	Danone SA	1,492,018
58,536	GDF Suez SA	1,089,846
8,950	Legrand SA	503,724
9,666	L’Oreal SA	1,729,454
7,105	LVMH Moet Hennessy Louis Vuitton SA	1,249,135
86,000	Orange SA	1,329,077
12,323	Renault SA	1,292,037
34,795	Rexel SA (b)	561,475
20,252	Safran SA	1,376,317
27,967	Sanofi-Aventis SA	2,766,779
35,168	Societe Generale SA	1,650,219
34,097	Suez Environnement Co. SA	636,559
81,241	Total SA (b)	3,984,957
1,624	Valeo SA	256,890
21,558	Zodiac SA	702,227

		26,967,800

	Germany - 4.40%
7,609	adidas AG	582,199
20,913	Bayer AG	2,928,665
13,336	Beiersdorf AG	1,117,430
6,320	Continental AG	1,496,436
33,820	Deutsche Annington Immobilien SE	954,334
8,351	Deutsche Boerse AG	691,695
129,844	Deutsche Telekom AG	2,238,553
23,593	Fresenius SE & Co. KGaA	1,514,825
45,589	K&S AG	1,922,393
27,845	Osram Licht AG	1,332,128
20,047	ProSiebenSat.1 Media AG	990,206
9,992	Rocket Internet AG (a)	441,712
21,250	United Internet AG	944,459

		17,155,035

	Greece - 0.17%
1,452,150	Eurobank Ergasias SA (a)	194,000
56,507	OPAP SA	450,652

		644,652

	Hong Kong - 4.48%
393,800	AIA Group Ltd.	2,574,924
464,000	Brilliance China Automotive Holdings Ltd.	723,143
389,000	BYD Electronic International Co., Ltd.	526,017
54,000	China Mobile Ltd.	690,871
824,000	CNOOC Ltd.	1,168,825
220,000	CSPC Pharmaceutical Group Ltd.	217,226
774,000	CT Environmental Group Ltd.	1,028,603
43,400	Hang Seng Bank Ltd.	847,644
461,380	HKT Trust and HKT Ltd.	542,832
105,000	Hongkong Land Holdings Ltd.	861,062
73,000	Hysan Development Co., Ltd.	316,125
1,245,000	Industrial & Commercial Bank of China	987,940
537,000	Lenovo Group Ltd.	742,437
233,500	Longfor Properties Co., Ltd.	371,057
773,754	Noble Group Ltd.	435,923
209,000	PAX Global Technology Ltd. (a)	299,374
244,000	Sino Land Co.	407,265
56,000	Sun Hung Kai Properties Ltd.	906,236
275,000	Techtronic Industries Co., Ltd.	899,147
144,600	Tencent Holdings, Ltd.	2,891,499

		17,438,150

	India - 1.83%
83,975	Adani Ports & Special Economic Zone Ltd.	405,295
187,000	Bharti Infratel, Ltd.	1,310,919
17,507	HDFC Bank Ltd.	293,070
32,374	Housing Development Finance Corp. Ltd.	658,518
163,000	ITC Ltd.	805,684
14,950	Lupin Ltd.	442,415
72,434	Motherson Sumi Systems Ltd.	588,518
172,874	Oil & Natural Gas Corp. Ltd.	839,200
228,395	Petronet LNG Ltd.	669,288
84,543	YES BANK Ltd.	1,119,052

		7,131,959

	Indonesia - 0.51%
1,370,300	PT Astra International Tbk	725,320
1,634,900	PT Bank Rakyat Indonesia (Persero) Tbk	1,265,360

		1,990,680

	Ireland - 0.54%
1,355,500	Bank of Ireland (a)	547,992
116,844	James Hardie Industries Plc	1,555,220

		2,103,212

	Israel - 0.74%
184,100	Bezeq the Israel Telecommunication Corp. Ltd.	313,517
1,300	Teva Pharmaceutical Industries Ltd.	76,931
42,098	Teva Pharmaceutical Industries Ltd. - ADR	2,487,992

		2,878,440

	Italy - 2.05%
59,439	Assicurazioni Generali SpA	1,071,317
35,045	Banco Popolare Societa Cooperativa (a)	577,038
122,100	Finmeccanica SpA (a)	1,535,911
699,573	Intesa Sanpaolo SpA	2,540,494
1,343,530	Telecom Italia SpA (a)	1,707,377
70,647	UBI Banca SpA	566,885

		7,999,022

	Japan - 15.17%
128,300	Acom Co., Ltd.	491,824
18,410	AEON Mall Co., Ltd.	344,741
20,400	Asahi Group Holdings Ltd.	647,867
152,700	Astellas Pharma, Inc.	2,175,340
26,600	Bridgestone Corp.	983,205
21,500	Canon, Inc.	697,425
49,200	Daicel Corporation	631,344
12,900	Dentsu, Inc.	667,350
20,000	Don Quijote Co., Ltd.	850,980
24,000	East Japan Railway Co.	2,157,581
1,100	Fast Retailing Co.	498,818
19,600	Fuji Heavy Industries Ltd.	720,707

32,300	Fuji Media Holdings, Inc.	428,542
64,000	Fujitsu Ltd.	357,590
14,800	Hamamatsu Photonics KK	436,410
222,000	Hitachi Ltd.	1,462,436
45,000	Hitachi Metals Ltd.	691,806
26,700	Hoya Corp.	1,069,328
223,000	IHI Corp.	1,038,327
64,100	Isuzu Motors	840,964
54,100	Japan Tobacco, Inc.	1,923,216
38,500	JSR Corp.	679,652
86,400	KDDI Corp.	2,085,001
1,100	Keyence Corp.	592,875
14,100	Makita Corp.	763,639
46,000	Minebea Co.	759,385
13,800	Miraca Holdings, Inc.	689,506
34,200	MISUMI Group, Inc.	485,527
28,300	Mitsubishi Corp.	622,147
92,000	Mitsubishi Heavy Industries Ltd.	559,264
501,600	Mitsubishi UFJ Financial Group, Inc.	3,608,744
76,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	418,884
42,000	Mitsui Fudosan Co., Ltd.	1,175,282
7,700	Murata Manufacturing Co., Ltd.	1,343,769
51,000	NGK Insulators Ltd.	1,312,284
11,200	Nidec Corp.	838,184
3,800	Nintendo Co., Ltd.	633,945
9,800	Nitori Holdings Co., Ltd.	798,980
8,100	Nitto Denko Corp.	665,191
29,700	Olympus Corp.	1,025,393
17,100	OMRON Corp.	742,795
106,000	ORIX Corp.	1,574,045
10,200	Osaka Securities Exchange Co., Ltd.	330,675
28,200	Seiko Epson Corp.	499,716
30,600	Seven & I Holdings Co., Ltd.	1,313,524
148,100	Seven Bank Ltd.	685,586
2,800	SMC Corp.	842,574
30,200	SoftBank Corp.	1,778,870
57,500	Sony Corp.	1,632,820
42,200	Sony Financial Holdings, Inc.	738,871
155,000	Sumitomo Chemical Co., Ltd.	931,303
23,000	Sumitomo Mitsui Financial Group, Inc.	1,023,942
186,000	Sumitomo Mitsui Trust Holdings, Inc.	850,876
28,900	Suzuki Motor Corp.	975,360
97,000	TAISEI Corp.	556,877
10,100	TDK Corp.	773,382
27,200	Tohoku Electric Power Co., Inc.	368,274
10,300	Tokio Marine Holdings, Inc.	428,368
72,400	Toyota Motor Corp.	4,844,811

		59,066,122

	Jersey - 1.10%
10,672	Randgold Resources Ltd.	715,834
32,811	Shire Plc	2,636,333
14,431	Wolseley Plc	920,322

		4,272,489

	Luxembourg - 0.53%
14,900	Altice SA (a)	2,052,326

	Malaysia - 0.30%
538,500	Gamuda Bhd	666,033
1,255,400	YTL Corp.	515,502

		1,181,535

	Mexico - 1.29%
512,000	America Movil SAB de CV - Series L	547,263
303,100	Bolsa Mexicana de Valores SA - Series A	524,531
37,600	Fomento Economico Mexicano SAB de CV	335,009
39,800	Gruma SAB de CV - Series B	513,405
122,700	Grupo Aeroportuario del Pacifico SAB de CV - Series B	839,989
133,200	Grupo Financiero Banorte SAB de CV - Series O	732,377
235,100	Grupo Mexico SAB de CV - Series B	707,357
35,900	Grupo Televisa SAB	278,726
41,700	Infraestructura Energetica Nova SAB de CV	205,880
79,000	Megacable Holdings SAB de CV	330,677

		5,015,214

	Netherlands - 1.50%
131,400	ING Groep NV	2,181,951
35,587	Koninklijke Ahold NV	668,064
21,650	Reed Elsevier NV	514,961
59,268	Unilever NV	2,477,949

		5,842,925

	Norway - 0.54%
59,673	Statoil ASA	1,067,133
20,102	Yara International ASA	1,047,477

		2,114,610

	Philippines - 0.28%
1,680,900	Alliance Global Group, Inc.	809,171
142,099	Metropolitan Bank & Trust Co.	296,185

		1,105,356

	Poland - 0.10%
14,847	Bank Handlowy w Warszawie SA	394,709

	Republic of Korea - 3.01%
3,852	Amorepacific Corp.	1,440,498
7,327	Daewoo International Corp.	169,303
6,716	Dongbu Insurance Co., Ltd.	339,612
7,062	KEPCO Plant Service & Engineering Co., Ltd.	747,067
5,537	LG Chemical Ltd.	1,380,851
560	LG Household & Health Care Ltd.	388,189
2,908	Medy-Tox, Inc.	1,451,023
3,663	POSCO	733,478
2,924	Samsung Electronics Co., Ltd.	3,317,530
15,297	Shinhan Financial Group Co., Ltd.	569,385
17,857	SK Hynix, Inc.	676,808
2,319	SK Telecom Co., Ltd.	518,891

		11,732,635

	Russian Federation - 0.71%
1,335	Magnit	276,235
22,120	MMC Norilsk Nickel OJSC - ADR	372,706
12,895	NovaTek OAO	1,312,797
609,920	Sberbank Of Russia	800,969

		2,762,707

	Singapore - 0.77%
170,500	CapitaLand Ltd.	442,748
112,300	DBS Group Holdings Ltd.	1,723,092
48,081	United Overseas Bank Ltd.	822,617

		2,988,457

	South Africa - 1.50%
38,509	Barclays Africa Group Ltd.	578,914
14,944	Capitec Bank Holdings Ltd.	595,191
53,100	MTN Group Ltd.	997,439
143,100	Nampak Ltd.	397,435
12,390	Naspers Ltd.	1,926,699
62,823	Netcare Ltd.	197,651
8,962	Sasol Ltd.	331,860
156,900	Telkom SA SOC Ltd.	826,817

		5,852,006

	Spain - 1.52%
42,987	Amadeus IT Holding SA	1,716,054
141,950	CaixaBank SA	660,537
170,520	Iberdrola SA	1,151,276
34,090	Inditex de Diseno Textil SA	1,111,927
7,483	Red Electrica Corporacion SA	600,885
46,696	Telefonica SA	665,204

		5,905,883

	Sweden - 2.64%
91,671	Alfa Laval AB	1,613,499
45,747	Hennes & Mauritz AB - Series B	1,760,744
9,700	Lundin Petroleum AB (a)	166,419
177,200	Nordea Bank AB	2,209,995
96,839	Sandvik AB	1,070,583
37,089	Svenska Cellulosa AB - Series B	943,106
53,700	Svenska Handelsbanken AB	783,926
45,493	Swedbank AB - Series A	1,060,643
116,506	TeliaSonera AB	686,656

		10,295,571

	Switzerland - 6.23%
13,247	Adecco SA	1,075,094
55,172	Clariant AG	1,130,811
21,848	Julius Baer Group Ltd.	1,225,978
54,247	Nestle SA	3,913,955
48,765	Novartis AG	4,796,548
1,883	Partners Group Holding AG	562,806
18,574	Roche Holding AG	5,207,992
6,262	Syngenta AG	2,555,033
81,792	UBS Group AG	1,735,338
6,778	Zurich Financial Services AG	2,063,424

		24,266,979

	Taiwan - 2.11%
106,000	Advantech Co., Ltd.	727,832
829,056	Cathay Financial Holding Co., Ltd.	1,447,491
28,000	Eclat Textile Co., Ltd.	459,432
76,000	Far EasTone Telecommunications Co., Ltd.	183,709
334,000	Fubon Financial Holding Co., Ltd.	663,787
11,000	Hermes Microvision, Inc.	714,310
6,000	Largan Precision Co., Ltd.	684,905
45,750	Merida Industry Co., Ltd.	296,661
568,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,583,616
287,000	Vanguard International Semiconductor Corp.	458,002

		8,219,745

	Thailand - 0.21%
82,700	Intouch Holdings Plc	190,793
113,100	Kasikornbank Public Co., Ltd.	630,855

		821,648

	Turkey - 0.25%
74,811	Aygaz AS	280,385
27,841	Tupras Turkiye Petroleum Rafinerileri AS (a)	705,312

		985,697

	United Kingdom - 12.87%
38,476	AMEC Plc	494,151
151,764	Aviva Plc	1,175,463
26,398	Babcock International Group Plc	447,244
88,200	BAE Systems Plc	624,931
300,594	Barclays Plc	1,232,022
33,104	Barratt Developments Plc	319,297
132,157	BG Group Plc	2,201,036
208,737	BP Plc	1,385,312
170,895	BT Group Plc	1,210,159
38,221	Capita Plc	742,653
8,564	Croda International Plc	370,297
97,053	Diageo Plc	2,810,617
69,171	GlaxoSmithKline Plc	1,438,191
25,946	Hikma Pharmaceuticals Plc	788,123
199,505	HSBC Holdings Plc	1,786,439
53,872	Imperial Tobacco Group Plc	2,594,579
11,327	InterContinental Hotels Group Plc	456,665
130,542	International Consolidated Airlines Group SA (a)	1,018,427
564,300	ITV Plc	2,334,741
12,864	Johnson Matthey Plc	613,457
2,590,677	Lloyds Banking Group Plc	3,477,183
26,053	London Stock Exchange Group Plc	969,183
46,042	Meggitt Plc	337,151
38,730	Mondi Plc	833,823
76,332	National Grid Plc	982,450
63,784	Prudential Plc	1,537,156
33,971	Rio Tinto Plc	1,397,320
35,709	Rolls-Royce Holdings Plc (a)	487,755
4,442,769	Rolls-Royce Holdings Plc - Class C (a)(d)	6,981
121,985	Royal Dutch Shell Plc - Class A	3,449,002
30,089	SABMiller Plc	1,560,117
15,960	Schroders Plc	796,348
80,604	St. James’s Place Plc	1,146,147
46,072	Standard Chartered Plc	737,811
568,127	Taylor Wimpey Plc	1,656,806
378,708	Tesco Plc	1,261,764
18,300	Travis Perkins Plc	606,088
30,138	Unilever Plc	1,294,092
777,978	Vodafone Group Plc	2,837,965
8,861	Whitbread Plc	688,400

		50,107,346

	Total Common Stocks (Cost $320,653,444)	359,454,977

	INVESTMENT COMPANIES - 0.59%
	Exchange Traded Funds - 0.59%
50,000	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (b)	2,300,500

	Total Investment Companies (Cost $2,663,895)	2,300,500

	PREFERRED STOCKS - 1.16%
	Brazil - 0.26%
45,300	Braskem SA	196,843
13,500	Cia Brasileira de Distribuicao Grupo Pao de Acucar	318,753
45,999	Itau Unibanco Holding SA	506,727

		1,022,323

	Colombia - 0.20%
18,240	Bancolombia SA - ADR	784,320

	Germany - 0.70%
11,827	Volkswagen AG	2,744,801

	Total Preferred Stocks (Cost $4,624,146)	4,551,444

	REAL ESTATE INVESTMENT TRUSTS - 0.80%
	Australia - 0.25%
1	SCA Property Group	2
136,587	Westfield Corp.	959,352

		959,354

	France - 0.12%
1,809	Unibail-Rodamco SE	459,496

	Japan - 0.17%
150	Nippon Prologis REIT, Inc.	276,021
88	Nomura Real Estate Office Fund, Inc.	398,983

		675,004

	United Kingdom - 0.26%
81,626	British Land Co. Plc	1,016,735

	Total Real Estate Investment Trusts (Cost $2,563,356)	3,110,589

	SHORT TERM INVESTMENTS - 4.72%
	Money Market Funds - 4.58%
17,842,723	Federated Prime Obligations Fund Effective Yield, 0.07%	17,842,723

Principal Amount
	U.S. TREASURY BILL - 0.14%
	United States Treasury Bills
$210,000	(0.003)%, 07/02/2015 (e)	210,000
290,000	0.013%, 07/30/2015 (e)	289,997
40,000	0.003%, 08/20/2015 (e)	39,999

		539,996

	Total Short Term Investments (Cost $18,382,719)	18,382,719

Number of Shares
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.44%
	Money Market Funds - 1.44%
5,601,046	Mount Vernon Prime Portfolio Effective Yield, 0.23%	5,601,046

	Total Investments Purchased as Securities Lending Collateral (Cost $5,601,046)	5,601,046

	Total Investments (Cost $354,488,606) - 101.00%	393,401,275
	Liabilities in Excess of Other Assets - (1.00)%	(3,909,957)

	TOTAL NET ASSETS - 100.00%	$389,491,318

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	As of June 30, 2015, The Fund has fair valued this security and deemed it illiquid. The Value of this security was $500,029, which represents 0.13% of the total net assets.
(d)	As of June 30, 2015, the Fund has fair valued these securities. The value of these securities was $6,981, which represents 0.00% of total net assets.
(e)	Completely or partially assigned as collateral for certain futures contracts.

GuideMark® World ex-US Fund

Schedule of Investments by Industry

June 30, 2015 (Unaudited)

COMMON STOCKS
Aerospace & Defense	1.30%
Airlines	0.26%
Auto Components	1.16%
Automobiles	2.73%
Banks	13.12%
Beverages	2.41%
Biotechnology	0.37%
Building Products	0.35%
Capital Markets	1.79%
Chemicals	4.92%
Commercial Services & Supplies	0.31%
Communications Equipment	0.14%
Construction & Engineering	0.31%
Construction Materials	0.49%
Consumer Finance	0.53%
Containers & Packaging	0.10%
Diversified Financial Services	1.58%
Diversified Telecommunication Services	3.52%
Electric Utilities	0.76%
Electrical Equipment	1.06%
Electronic Equipment, Instruments & Components	1.90%
Energy Equipment & Services	0.22%
Food & Staples Retailing	0.90%
Food Products	2.49%
Gas Utilities	0.27%
Health Care Equipment & Supplies	0.41%
Health Care Providers & Services	0.62%
Hotels, Restaurants & Leisure	0.86%
Household Durables	1.16%
Household Products	0.10%
Independent Power & Renewable Electricity Producers	0.05%
Industrial Conglomerates	0.58%
Insurance	5.56%
Internet & Catalog Retail	0.24%
Internet Software & Services	1.32%
IT Services	0.87%
Leisure Products	0.08%
Machinery	2.28%
Media	2.82%
Metals & Mining	1.31%
Multiline Retail	0.30%
Multi-Utilities	0.55%
Oil & Gas	6.79%
Paper & Forest Products	0.63%
Personal Products	1.10%
Pharmaceuticals	7.17%
Professional Services	0.62%
Real Estate Management & Development	2.21%
Road & Rail	0.80%
Semiconductor & Semiconductor Equipment	1.99%
Software	0.38%
Specialty Retail	1.29%
Technology Hardware, Storage & Peripherals	0.75%
Textiles, Apparel & Luxury Goods	0.79%
Thrifts & Mortgage Finance	0.17%
Tobacco	1.37%
Trading Companies & Distributors	0.98%
Transportation Infrastructure	0.32%
Water Utilities	0.26%
Wireless Telecommunication Services	2.57%

TOTAL COMMON STOCKS	92.29%

INVESTMENT COMPANIES
Exchange Traded Funds	0.59%

TOTAL INVESTMENT COMPANIES	0.59%

PREFERRED STOCKS
Automobiles	0.70%
Banks	0.33%
Chemicals	0.05%
Food & Staples Retailing	0.08%

TOTAL PREFERRED STOCKS	1.16%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.80%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.80%

SHORT TERM INVESTMENTS
Money Market Funds	4.58%
U.S. Treasury Bill	0.14%

TOTAL SHORT TERM INVESTMENTS	4.72%

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL
Money Market Funds	1.44%

Total Investments Purchased as Securities Lending Collateral	1.44%

TOTAL INVESTMENTS	101.00%
Liabilities in Excess of Other Assets	(1.00)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$354,488,606

Gross unrealized appreciation	72,331,594
Gross unrealized depreciation	(33,418,925)

Net unrealized appreciation	$38,912,669

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Depreciation
mini MSCI EAFE Index Futures	108	9,903,600	Sep-15	$(325,663)
mini MSCI Emerging Markets Index Futures	64	3,070,080	Sep-15	(38,202)
S&P / TSX 60 Index Futures	8	1,081,057	Sep-15	(23,715)

				$(387,580)

GuideMark® Opportunistic Equity Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 93.66%
	Aerospace & Defense - 2.41%
3,440	Precision Castparts Corp.	$687,553
19,725	United Technologies Corp.	2,188,094

		2,875,647

	Air Freight & Logistics - 2.49%
59,420	Hub Group, Inc. - Class A (a)	2,397,003
5,917	United Parcel Service, Inc. - Class B	573,416

		2,970,419

	Airlines - 0.43%
9,700	United Continental Holdings, Inc. (a)	514,197

	Auto Components - 0.63%
8,840	Delphi Automotive Plc	752,196

	Automobiles - 0.24%
19,236	Ford Motor Co.	288,732

	Banks - 6.69%
51,745	BankUnited, Inc.	1,859,198
36,850	Citigroup, Inc.	2,035,594
10,221	PNC Financial Services Group, Inc.	977,638
55,680	Popular, Inc. (a)	1,606,925
16,628	U.S. Bancorp (b)	721,655
13,607	Wells Fargo & Co.	765,258

		7,966,268

	Beverages - 1.33%
16,600	Coca-Cola Enterprises, Inc.	721,104
7,763	Molson Coors Brewing Co. - Class B	541,935
3,379	PepsiCo, Inc. (b)	315,396

		1,578,435

	Biotechnology - 2.25%
24,720	ARIAD Pharmaceuticals, Inc. (a)(b)	204,434
9,895	Celgene Corp. (a)	1,145,198
12,640	PTC Therapeutics, Inc. (a)	608,363
4,160	United Therapeutics Corp. (a)	723,632

		2,681,627

	Capital Markets - 1.53%
37,250	Franklin Resources, Inc. (b)	1,826,368

	Chemicals - 1.02%
6,450	Eastman Chemical Co.	527,739
2,401	Innophos Holdings, Inc.	126,389
11,060	The Dow Chemical Co. (b)	565,940

		1,220,068

	Commercial Services & Supplies - 1.31%
4,240	ABM Industries, Inc.	139,369
4,410	Copart, Inc. (a)	156,467
12,505	Republic Services, Inc.	489,821
23,168	The ADT Corp. (b)	777,749

		1,563,406

	Communications Equipment - 2.51%
31,465	Juniper Networks, Inc.	817,146
10,489	Motorola Solutions, Inc.	601,439
5,430	Palo Alto Networks, Inc. (a)	948,621
9,852	QUALCOMM, Inc.	617,031

		2,984,237

	Construction Materials - 0.34%
4,840	Vulcan Materials Co.	406,221

	Containers & Packaging - 0.22%
5,832	Bemis Company, Inc.	262,498

	Diversified Financial Services - 0.37%
4,691	CME Group, Inc.	436,545

	Diversified Telecommunication Services - 0.67%
17,211	Verizon Communications, Inc.	802,205

	Electrical Equipment - 0.46%
9,778	Emerson Electric Co.	541,995

	Food & Staples Retailing - 0.97%
18,815	SYSCO Corp.	679,221
6,787	Wal-Mart Stores, Inc.	481,402

		1,160,623

	Food Products - 2.17%
39,440	Post Holdings, Inc. (a)	2,126,999
10,733	Unilever Plc - ADR	461,090

		2,588,089

	Gas Utilities - 0.98%
8,445	AmeriGas Partners, L.P. (b)	386,021
13,310	National Fuel Gas Co. (b)	783,826

		1,169,847

	Health Care Equipment & Supplies - 2.32%
22,615	Alere, Inc. (a)	1,192,941
15,615	Boston Scientific Corp. (a)	276,385
11,120	Steris Corp. (b)	716,573
3,270	The Cooper Companies, Inc.	581,962

		2,767,861

	Health Care Providers & Services - 2.62%
23,555	LifePoint Hospitals, Inc. (a)	2,048,107
11,395	Owens & Minor, Inc.	387,430
9,445	Quest Diagnostics, Inc.	684,952

		3,120,489

	Household Durables - 4.64%
53,237	Jarden Corp. (a)	2,755,015
16,030	Whirlpool Corp.	2,773,991

		5,529,006

	Household Products - 0.45%
5,020	Kimberly-Clark Corp.	531,969

	Insurance - 6.75%
20,290	American International Group, Inc.	1,254,328
48,455	Brown & Brown, Inc.	1,592,231
3,486	CNA Financial Corp.	133,200
27,085	MetLife, Inc.	1,516,489
7,265	Navigators Group, Inc. (a)	563,474
63,450	Willis Group Holdings Plc (b)	2,975,805

		8,035,527

	Internet & Catalog Retail - 0.60%
618	The Priceline Group, Inc. (a)	711,547

	Internet Software & Services - 3.69%
9,440	Facebook, Inc. - Class A (a)	809,622
4,509	Google, Inc. - Class A (a)	2,435,040
1,242	Google, Inc. - Class C (a)	646,473
7,500	j2 Global, Inc. (b)	509,550

		4,400,685

	IT Services - 3.58%
2,100	Alliance Data Systems Corp. (a)	613,074
6,450	MasterCard, Inc. - Class A	602,946
29,819	The Western Union Co.	606,220
35,930	Vantiv, Inc. - Class A (a)	1,372,167

13,600	VeriFone Holdings, Inc. (a)	461,856
9,050	Visa, Inc. - Class A	607,708

		4,263,971

	Leisure Products - 0.67%
9,890	Brunswick Corp.	503,005
3,878	Hasbro, Inc.	290,036

		793,041

	Machinery - 3.32%
7,730	Caterpillar, Inc.	655,659
26,310	Colfax Corp. (a)(b)	1,214,206
7,150	PACCAR, Inc.	456,242
14,021	Parker Hannifin Corp.	1,631,063

		3,957,170

	Media - 6.08%
8,146	Cinemark Holdings, Inc.	327,225
13,450	Comcast Corp. - Class A	808,883
8,750	Liberty Global Plc - Class C (a)	443,013
9,603	Omnicom Group, Inc.	667,312
15,738	Shaw Communications, Inc. - Class B	342,931
6,625	The Walt Disney Co.	756,178
13,090	Thomson Reuters Corp.	498,336
16,690	Twenty-First Century Fox, Inc. - Class A	543,176
88,455	Twenty-First Century Fox, Inc. - Class B	2,850,020

		7,237,074

	Metals & Mining - 0.52%
4,417	Compass Minerals International, Inc.	362,812
5,799	Nucor Corp. (b)	255,562

		618,374

	Multiline Retail - 1.25%
10,393	Kohl’s Corp.	650,706
4,735	Macy’s, Inc.	319,470
6,370	Target Corp.	519,983

		1,490,159

	Oil & Gas - 3.57%
5,289	Chevron Corp.	510,230
14,100	Cimarex Energy Co.	1,555,371
17,980	CONSOL Energy, Inc.	390,885
5,950	Martin Midstream Partners LP (b)	184,212
8,631	Memorial Production Partners LP (b)	128,170
10,017	Occidental Petroleum Corp.	779,022
8,370	Tesoro Corp.	706,512

		4,254,402

	Personal Products - 0.29%
3,850	Mead Johnson Nutrition Co.	347,347

	Pharmaceuticals - 5.84%
8,490	AbbVie, Inc.	570,443
2,000	Allergan Plc (a)	606,920
5,540	Jazz Pharmaceuticals Plc (a)	975,428
6,220	Mylan NV (a)	422,089
33,840	Teva Pharmaceutical Industries Ltd. - ADR	1,999,944
10,715	Valeant Pharmaceuticals International, Inc. (a)	2,380,337

		6,955,161

	Real Estate Management & Development - 0.40%
12,810	CBRE Group, Inc. - Class A (a)	473,970

	Road & Rail - 0.41%
5,140	Union Pacific Corp.	490,202

	Semiconductor & Semiconductor Equipment - 1.43%
5,870	Analog Devices, Inc.	376,766
26,845	Intel Corp.	816,490
43,830	ON Semiconductor Corp. (a)	512,373

		1,705,629

	Software - 4.15%
6,450	Autodesk, Inc. (a)	322,984
51,978	Microsoft Corp.	2,294,829
7,300	Red Hat, Inc. (a)	554,289
8,400	salesforce.com, Inc. (a)	584,892
7,840	ServiceNow, Inc. (a)(b)	582,590
8,640	Splunk, Inc. (a)	601,517

		4,941,101

	Specialty Retail - 2.01%
5,520	Home Depot, Inc.	613,438
3,880	Signet Jewelers Ltd.	497,571
19,435	The TJX Companies, Inc.	1,286,014

		2,397,023

	Technology Hardware, Storage & Peripherals - 4.98%
30,365	Apple, Inc.	3,808,530
23,960	EMC Corp.	632,305
9,140	International Business Machines Corp.	1,486,712

		5,927,547

	Textiles, Apparel & Luxury Goods - 1.02%
17,480	VF Corp.	1,219,055

	Thrifts & Mortgage Finance - 1.68%
119,435	Nationstar Mortgage Holdings, Inc. (a)(b)	2,006,508

	Tobacco - 1.04%
15,490	Philip Morris International, Inc.	1,241,833

	Trading Companies & Distributors - 0.98%
13,167	Aircastle Ltd.	298,496
16,278	Fastenal Co.	686,606
2,600	MSC Industrial Direct Co., Inc.	181,402

		1,166,504

	Wireless Telecommunication Services - 0.35%
11,657	Rogers Communications, Inc. - Class B	414,173

	Total Common Stocks (Cost $90,390,229)	111,586,951

	REAL ESTATE INVESTMENT TRUSTS - 3.39%
	Real Estate Investment Trusts - 3.39%
11,572	Communications Sales & Leasing, Inc. (b)	286,060
10,219	CyrusOne, Inc.	300,949
27,356	Iron Mountain, Inc.	848,036
101,430	iStar Financial, Inc. (a)	1,351,048
18,330	Starwood Property Trust, Inc.	395,378
12,155	The Geo Group, Inc.	415,215
14,205	Weyerhaeuser Co.	447,457

	Total Real Estate Investment Trusts (Cost $3,404,513)	4,044,143

	SHORT TERM INVESTMENTS - 2.87%
	Money Market Funds - 2.87%
3,414,587	Federated Prime Obligations Fund Effective Yield, 0.07%	3,414,587

	Total Short Term Investments (Cost $3,414,587)	3,414,587

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.87%
	Money Market Funds - 3.87%
4,606,379	Mount Vernon Prime Portfolio Effective Yield, 0.23%	4,606,379

	Total Investments Purchased as Securities Lending Collateral (Cost $4,606,379)	4,606,379

	Total Investments (Cost $101,815,708) - 103.79%	123,652,060
	Liabilities in Excess of Other Assets - (3.79)%	(4,519,507)

	TOTAL NET ASSETS - 100.00%	$119,132,553

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$101,815,708

Gross unrealized appreciation	23,639,868
Gross unrealized depreciation	(1,803,516)

Net unrealized appreciation	$21,836,352

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Core Fixed Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 10.91%
38,026	Accredited Mortgage Loan Trust
	Series 2005-A1, 0.420%, 09/25/2035 (a)	$38,032
	Ally Master Owner Trust
365,000	Series 2012-A, 1.540%, 09/15/2019	366,174
305,000	Series 2014-A2, 1.600%, 10/15/2019	306,453
	American Credit Acceptance Receivables Trust
14,037	Series 2014-A, 1.140%, 03/12/2018 (Acquired 01/07/2014, Cost $14,036) (b)	14,034
46,102	Series 2013-A, 1.450%, 04/16/2018 (Acquired 03/20/2013 and 02/27/2014, Cost $46,101) (b)	46,110
1,125,000	American Express Credit Account Master Trust
	Series 2014-A, 1.260%, 01/15/2020	1,126,947
	AmeriCredit Automobile Receivables Trust
315,000	Series 2012-B, 1.120%, 11/08/2017	315,229
845,000	Series 2014-A3, 1.150%, 06/10/2019	845,963
305,000	AMMC CDO
	Series 2014-A1L, 1.727%, 07/27/2026 (Acquired 06/12/2014, Cost $304,372) (a)(b)	304,878
500,000	Apidos CLO XII
	Series 2013-A, 1.375%, 04/15/2025 (Acquired 03/15/2013, Cost $500,000) (a)(b)	493,800
286,497	Ares XXX CLO Ltd.
	Series 2014-A2, 1.125%, 04/20/2023 (Acquired 05/08/2014, Cost $284,033) (a)(b)	285,867
	ARI Fleet Lease Trust
59,811	Series 2012-A, 0.486%, 01/15/2021 (Acquired 10/16/2012, Cost $59,811) (a)(b)	59,728
260,000	Series 2014-A3, 1.550%, 11/15/2022 (Acquired 04/01/2014, Cost $259,928) (b)	260,794
270,000	Atlas Senior Loan Fund Ltd.
	Series 2014-A, 1.815%, 10/15/2026 (Acquired 08/28/2014, Cost $269,865) (a)(b)	270,000
246,787	Atrium VII
	Series AR, 1.376%, 11/16/2022 (Acquired 08/06/2014, Cost $246,787) (a)(b)	246,787
500,000	Atrium IX
	Series A, 1.580%, 02/28/2024 (Acquired 01/24/2013, Cost $500,000) (a)(b)	498,300
500,000	Atrium X
	Series A, 1.396%, 07/16/2025 (Acquired 04/25/2013, Cost $499,250) (a)(b)	493,150
260,000	Avalon IV Capital Ltd.
	Series 2012-AR, 1.444%, 04/17/2023 (Acquired 04/02/2014, Cost $260,000) (a)(b)	259,948
825,000	Babson CLO Ltd.
	Series 2013-A, 1.375%, 04/20/2025 (Acquired 05/03/2013, Cost $825,000) (a)(b)	816,667
	Capital Auto Receivables Asset Trust
1,240,000	Series 2013-A3, 1.090%, 03/20/2018	1,241,664
315,000	Series 2014-A3, 1.320%, 06/20/2018	315,967
1,225,000	Capital One Multi-Asset Execution Trust
	Series 2014-A5, 1.480%, 07/15/2020	1,231,903
843	CarFinance Capital LLC
	Series 2013-A, 1.650%, 07/17/2017 (Acquired 05/21/2013, Cost $843) (b)	843
	Carlyle Global Market Strategies
555,000	Series 2013-A1A, 1.395%, 07/15/2025 (Acquired 06/10/2013, Cost $553,834) (a)(b)	548,839
250,000	Series 2014-B, 2.700%, 10/15/2026 (Acquired 03/05/2015, Cost $251,427) (a)(b)	251,600
320,000	Series 2015-A1, 1.744%, 04/27/2027 (Acquired 04/01/2015, Cost $320,000) (a)(b)	320,192
235,000	CarMax Auto Owner Trust
	Series 2013-A4, 1.490%, 01/15/2019	236,417
	Cent CLO LP
325,000	Series 2013-A, 1.724%, 01/25/2026 (Acquired 12/18/2013, Cost $325,000) (a)(b)	325,065
325,000	Series 2015-A1, 1.760%, 04/17/2026 (Acquired 03/19/2015, Cost $325,000) (a)(b)	326,072
345,000	Chase Issuance Trust
	Series 2007-B1, 0.436%, 04/15/2019 (a)	343,011
	CIFC Funding Ltd.
365,000	Series 2013-A1, 1.426%, 04/16/2025 (Acquired 02/22/2013, Cost $365,000) (a)(b)	360,876
295,000	Series 2014-A1L, 1.762%, 05/24/2026 (Acquired 07/02/2014, Cost $294,911) (a)(b)	294,616
1,060,000	Citibank Credit Card Issuance Trust
	Series 2013-A3, 1.110%, 07/23/2018	1,063,324
64,132	Conseco Finance Securitizations Corp.
	Series 2000-A6, 8.310%, 05/01/2032 (a)	42,947
1,865	Countrywide Asset-Backed Certificates
	Series 2005-AF3, 4.456%, 10/25/2035 (a)	1,866
	CPS Auto Receivables Trust
143,974	Series 2013-A, 1.640%, 04/16/2018 (Acquired 09/24/2013, Cost $143,957) (b)	144,293
53,840	Series 2013-A, 1.540%, 07/16/2018 (Acquired 12/10/2013, Cost $53,835) (b)	53,930
60,405	Series 2014-A, 1.210%, 08/15/2018 (Acquired 03/10/2014, Cost $60,399) (b)	60,354
46,340	Series 2012-A, 1.820%, 12/16/2019 (Acquired 09/11/2012, Cost $46,339) (b)	46,586
72,929	Series 2012-A, 1.480%, 03/16/2020 (Acquired 12/07/2012, Cost $72,920) (b)	73,107
97,135	Series 2013-A, 1.310%, 06/15/2020 (Acquired 03/12/2013, Cost $97,123) (b)	96,911
	Credit Acceptance Auto Loan Trust
28,603	Series 2012-A, 1.520%, 03/16/2020 (Acquired 09/11/2012, Cost $28,598) (b)	28,639
250,000	Series 2014-A, 1.880%, 03/15/2022 (Acquired 09/18/2014, Cost $249,955) (b)	250,933
195,000	Drive Auto Receivables Trust
	Series 2015-B, 2.120%, 06/17/2019 (Acquired 05/20/2015, Cost $194,983) (b)	195,645
425,000	Dryden XXVI Senior Loan Fund
	Series 2013-A, 1.375%, 07/15/2025 (Acquired 02/20/2013, Cost $425,000) (a)(b)	420,282
390,000	Dryden 33 Senior Loan Fund
	Series 2014-A, 1.755%, 07/15/2026 (Acquired 04/09/2014, Cost $390,000) (a)(b)	390,234

270,000	Dryden 38 Senior Loan Fund
	Series 2015-A, 1.730%, 07/15/2027 (Acquired 03/25/2015, Cost $270,000) (b)	267,840
	DT Auto Owner Trust
332	Series 2014-A, 0.660%, 07/17/2017 (Acquired 01/14/2014, Cost $332) (b)	332
283,104	Series 2015-A, 1.060%, 09/17/2018 (Acquired 02/18/2015, Cost $283,101) (b)	283,218
135,813	Enterprise Fleet Financing LLC
	Series 2012-A3, 1.410%, 11/20/2017 (Acquired 11/02/2012, Cost $136,111) (b)	135,855
153,681	First Investors Auto Owner Trust
	Series 2013-A2, 1.230%, 03/15/2019 (Acquired 06/13/2013, Cost $153,663) (b)	153,859
415,000	Flatiron CLO Ltd.
	Series 2014-A1, 1.654%, 07/17/2026 (Acquired 06/05/2014, Cost $414,585) (a)(b)	415,042
580,000	Ford Credit Auto Lease Trust
	Series 2014-A4, 0.900%, 06/15/2017	580,083
965,000	Ford Credit Auto Owner Trust
	Series 2015-B, 2.030%, 08/15/2020	967,005
790,000	Ford Credit Floorplan Master Owner Trust A
	Series 2014-A1, 1.400%, 08/15/2019	791,934
370,000	Galaxy XIX, CLO Ltd.
	Series 2015-A1A, 1.806%, 01/24/2027 (Acquired 01/29/2015, Cost $369,441) (a)(b)	369,445
100,000	GCO Education Loan Funding Trust
	Series 2006-A11L, 0.512%, 05/25/2036 (a)	93,162
200,000	GE Equipment Small Ticket LLC
	Series 2014-A4, 1.440%, 10/25/2021 (Acquired 04/02/2014, Cost $199,963) (b)	201,141
305,000	Gramercy Park CLO Ltd.
	Series 2012-A1R, 1.574%, 07/17/2023 (Acquired 07/10/2014, Cost $305,000) (a)(b)	305,031
300,000	GTP Acquisition Partners I LLC
	Series 2015-1-2, 3.482%, 06/15/2050 (Acquired 05/20/2015, Cost $300,000) (b)	295,755
	HLSS Servicer Advance Receivables Backed Note
370,000	Series 2013-A2, 1.495%, 01/16/2046 (Acquired 01/16/2013 through 01/29/2014, Cost $370,755) (b)	369,685
435,000	Series 2013-A3, 1.793%, 05/15/2046 (Acquired 05/17/2013 and 08/28/2013, Cost $431,753) (b)	432,885
175,000	Series 2013-A3, 2.289%, 01/15/2048 (Acquired 01/16/2013, Cost $175,000) (a)(b)	173,336
585,000	Hyundai Auto Receivables Trust
	Series 2014-A3, 0.790%, 07/16/2018	585,244
390,000	Limerock CLO
	Series 2014-A, 1.775%, 04/18/2026 (Acquired 02/26/2014, Cost $389,581) (a)(b)	390,039
185,638	M&T Bank Auto Receivables Trust
	Series 2013-A3, 1.060%, 11/15/2017 (Acquired 06/10/2014, Cost $186,083) (b)	185,983
575,000	Madison Park Funding XI Ltd.
	Series 2013-A2, 1.577%, 10/23/2025 (Acquired 08/16/2013, Cost $574,425) (a)(b)	571,895
250,000	Madison Park Funding XII Ltd.
	Series 2014-A, 1.775%, 07/20/2026 (Acquired 05/08/2014, Cost $250,000) (a)(b)	250,075
280,000	Magnetite CLO Ltd.
	Series 2014-A1, 1.695%, 07/25/2026 (Acquired 06/13/2014, Cost $279,857) (a)(b)	279,524
	Mercedes Benz Auto Lease Trust
525,000	Series 2013-A4, 0.760%, 07/15/2019	525,275
710,000	Series 2014-A4, 0.900%, 12/16/2019	710,502
378,490	Morgan Stanley Capital I, Inc. Trust
	Series 2003-M1, 1.207%, 10/25/2033 (a)	359,659
	Neuberger Berman CLO Ltd.
275,000	Series 2014-A, 1.749%, 08/04/2025 (Acquired 06/19/2014, Cost $275,000) (a)(b)	275,000
285,000	Series 2014-A1, 1.745%, 04/15/2026 (Acquired 02/11/2014, Cost $283,803) (a)(b)	285,029
280,000	Oak Hill Credit Partners
	Series 2013-A, 1.395%, 04/20/2025 (Acquired 04/17/2013, Cost $280,000) (a)(b)	277,256
325,000	Oaktree EIF II Ltd.
	Series 2015-A, 1.811%, 02/15/2026 (Acquired 02/20/2015, Cost $325,000) (a)(b)	325,293
275,000	OCP CLO Ltd.
	Series 2015-A1, 1.804%, 04/17/2027 (Acquired 04/10/2015, Cost $274,725) (a)(b)	275,055
410,000	Octagon Investment Partners XVI Ltd.
	Series 2013-A, 1.394%, 07/17/2025 (Acquired 05/15/2013, Cost $409,344) (a)(b)	405,326
450,000	OZLM Funding Ltd.
	Series 2013-A1, 1.774%, 01/20/2026 (Acquired 11/22/2013, Cost $449,775) (a)(b)	451,035
300,000	OZLM XII Ltd.
	Series 2015-A1, 0.000%, 04/30/2027 (Acquired 04/24/2015, Cost $299,130) (a)(b)	299,280
	Prestige Auto Receivables Trust
220,000	Series 2013-A3, 1.330%, 05/15/2019 (Acquired 04/03/2013, Cost $219,948) (b)	220,609
120,000	Series 2014-A3, 1.520%, 04/15/2020 (Acquired 03/18/2014, Cost $119,993) (b)	120,234
135,000	Series 2014-B, 1.910%, 04/15/2020 (Acquired 06/25/2014, Cost $135,030) (b)	135,285
695,000	Race Point VIII CLO Ltd.
	Series 2013-A, 1.511%, 02/20/2025 (Acquired 02/06/2013, Cost $695,000) (a)(b)	688,259
104,958	Residential Asset Mortgage Products, Inc.
	Series 2004-AII, 0.667%, 03/25/2034 (a)	104,516
	Santander Drive Auto Receivables Trust
93,374	Series 2012-B, 1.560%, 08/15/2018	93,475
300,000	Series 2015-B, 1.830%, 01/15/2020	299,724
250,000	Seneca Park CLO Ltd.
	Series 2014-A, 1.755%, 07/17/2026 (Acquired 05/09/2014, Cost $249,866) (a)(b)	250,400
250,000	Shackleton CLO Ltd.
	Series 2014-A2, 1.754%, 07/17/2026 (Acquired 06/12/2014, Cost $248,475) (a)(b)	250,100
257,000	Sound Point CLO IV Ltd.
	Series 2013-A, 1.645%, 01/21/2026 (Acquired 03/27/2015, Cost $255,586) (a)(b)	255,689
315,000	Sound Point CLO VIII Ltd.
	Series 2015-A, 1.830%, 03/13/2027 (Acquired 03/05/2015, Cost $314,212) (b)	314,418
225,000	Springleaf Funding Trust
	Series 2014-A, 2.410%, 12/15/2022 (Acquired 03/19/2014, Cost $224,963) (b)	225,281

315,000	Symphony CLO Ltd.
	Series 2012-AR, 1.544%, 07/23/2023 (Acquired 04/08/2015, Cost $314,780) (a)(b)	314,935
295,000	Symphony CLO XIV Ltd.
	Series 2014-A2, 1.750%, 07/14/2026 (Acquired 05/06/2014, Cost $295,000) (a)(b)	295,383
325,000	Treman Park CLO LLC
	Series 2015-A, 1.761%, 04/20/2027 (Acquired 03/05/2015, Cost $325,000) (a)(b)	325,325
14,806	U.S. Education Loan Trust, LLC
	Series 2006-A2, 0.413%, 03/01/2025 (Acquired 08/06/2010, Cost $14,473) (a)(b)	14,795
620,000	Volkswagen Auto Lease Trust
	Series 2015-A3, 1.250%, 12/20/2017	620,989
305,000	Voya CLO Ltd.
	Series 2015-A1, 1.755%, 04/18/2027 (Acquired 03/03/2015, Cost $304,688) (a)(b)	305,244
	Westlake Automobile Receivables Trust
55,263	Series 2014-A2, 0.700%, 05/15/2017 (Acquired 05/20/2014, Cost $55,259) (b)	55,231
32,215	Series 2013-A2, 1.120%, 01/15/2018 (Acquired 09/18/2013, Cost $32,212) (b)	32,221

	Total Asset Backed Securities (Cost $32,948,974)	32,924,168

	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.66%
160,000	Aventura Mall Trust
	Series 2013-A, 3.867%, 12/07/2032 (Acquired 12/10/2013, Cost $164,487) (a)(b)	168,892
230,000	Banc of America Commercial Mortgage Trust
	Series 2006-A4, 5.916%, 05/10/2045 (a)	233,945
150,000	BB-UBS Trust
	Series 2012-A, 3.430%, 11/07/2036 (Acquired 12/05/2012, Cost $155,169) (b)	149,855
	Bear Stearns Commercial Mortgage Securities Trust
160,000	Series 2006-A4, 5.201%, 12/11/2038	167,000
133,776	Series 2005-A4, 5.405%, 12/11/2040 (a)	134,587
2,925,932	Series 2006-A4, 5.540%, 09/11/2041	3,023,088
177,728	Series 2007-A4, 5.331%, 02/11/2044	187,078
	CD Commercial Mortgage Trust
148,372	Series 2005-A4, 5.380%, 07/15/2044 (a)	148,506
295,000	Series 2007-A4, 5.322%, 12/11/2049	307,594
96,271	Chase Mortgage Financial Trust
	Series 2007-4A1, 2.554%, 02/25/2037 (a)	92,761
	Citigroup Commercial Mortgage Trust
150,000	Series 2014-A4, 4.023%, 03/12/2047	159,511
145,000	Series 2014-A5, 3.855%, 05/10/2047	152,175
77,124	Series 2006-A3, 5.969%, 03/17/2049 (a)	78,814
83,435	COBALT CMBS Commercial Mortgage Trust
	Series 2007-A3, 5.484%, 04/15/2047 (a)	88,213
	COMM Mortgage Trust
120,000	Series 2013-A1, 4.353%, 08/12/2030 (Acquired 08/15/2013, Cost $122,286) (b)	129,204
110,000	Series 2013-A4, 4.376%, 07/12/2045 (a)	119,906
110,000	Series 2013-A4, 2.941%, 01/12/2046 (a)	110,193
95,000	Series 2013-A5, 3.612%, 06/12/2046 (a)	99,204
160,000	Series 2014-A5, 3.961%, 03/10/2047	169,515
115,000	Series 2014-A4, 4.006%, 04/12/2047	122,301
145,000	Series 2014-A5, 3.977%, 05/10/2047	153,738
235,000	Series 2014-A5, 3.828%, 07/17/2047	246,079
120,000	Series 2014-A5, 3.694%, 08/12/2047	123,733
219,924	Commercial Mortgage Loan Trust
	Series 2008-A4B, 6.239%, 12/10/2049 (a)	233,258
	Countrywide Home Loans, Inc.
23,441	Series 2004-A2, 2.428%, 11/20/2034 (a)	22,595
119,948	Series 2005-6A1, 0.787%, 03/25/2035 (a)	108,456
105,728	Credit Suisse Commercial Mortgage Trust
	Series 2006-A3, 5.467%, 09/15/2039	109,276
140,000	DBUBS Mortgage Trust
	Series 2011-A4, 4.537%, 07/12/2044 (Acquired 06/16/2014, Cost $152,593) (b)	153,915
400,000	Four Times Square Trust
	Series 2006-A, 5.401%, 12/13/2028 (Acquired 11/06/2012, Cost $448,743) (b)	449,766
145,000	GS Mortgage Securities Corp. II
	Series 2012-A, 2.954%, 11/07/2034 (Acquired 12/11/2012, Cost $147,639) (b)	143,479
145,000	GS Mortgage Securities Corp. Trust
	Series 2012-A, 3.551%, 04/12/2034 (Acquired 03/08/2013, Cost $149,759) (b)	150,431
	GS Mortgage Securities Trust
150,000	Series 2014-A5, 3.998%, 04/12/2047	159,214
175,000	Series 2014-A5, 3.862%, 06/10/2047	183,579
300,000	Hilton USA Trust
	Series 2013-AFX, 2.662%, 11/07/2030 (Acquired 11/22/2013 and 07/22/2014, Cost $301,595) (b)	298,696
	JP Morgan Chase Commercial Mortgage Securities Trust
144,784	Series 2012-A, 3.905%, 05/07/2030 (Acquired 05/07/2013 and 06/25/2013, Cost $145,788) (b)	150,690
216,733	Series 2006-A4, 6.100%, 04/15/2045 (a)	221,795
335,494	Series 2006-A3, 5.336%, 05/15/2047	350,543
234,383	Series 2007-A4, 5.885%, 02/12/2049 (a)	248,927
	JPMBB Commercial Mortgage Securities Trust
1,205,000	Series 2013-ASB, 3.157%, 07/17/2045	1,243,422
145,000	Series 2014-A4, 3.997%, 04/17/2047	153,697
120,000	Series 2014-A5, 3.775%, 08/16/2047	124,882
120,000	Series 2014-A4, 3.801%, 09/17/2047	124,825
265,000	Series 2014-A4, 3.494%, 01/17/2048	268,852
180,058	JPMorgan Commercial Mortgage Securities Corp.
	Series 2012-A5, 2.840%, 12/17/2047	179,910
	Lehman Brothers-UBS Commercial Mortgage Trust

232,785	Series 2006-A4, 6.028%, 06/15/2038 (a)	239,358
285,291	Series 2007-A3, 5.430%, 02/15/2040	301,598
597,407	Series 2007-A4, 5.424%, 02/15/2040	627,289
224,528	Series 2007-A4, 5.858%, 07/15/2040 (a)	236,763
280,000	Merrill Lynch Mortgage Trust
	Series 2006-A4, 5.865%, 05/12/2039 (a)	286,048
	ML-CFC Commercial Mortgage Trust
279,993	Series 2007-A4, 5.378%, 08/14/2048	292,079
165,000	Series 2007-A4, 5.700%, 09/12/2049	175,942
	Morgan Stanley Bank of America Merrill Lynch Trust
35,000	Series 2014-A5, 4.064%, 02/15/2047	37,257
175,000	Series 2014-A5, 3.741%, 08/16/2047	181,556
246,000	Series 2015-A4, 3.306%, 04/17/2048	245,112
	Morgan Stanley Capital I Trust
185,000	Series 2014-A, 3.469%, 08/11/2033 (Acquired 11/13/2014, Cost $190,111) (b)	190,716
220,000	Series 2007-A4, 5.692%, 04/15/2049 (a)	232,887
157,607	Series 2007-A4, 5.809%, 12/12/2049	169,323
130,000	OBP Depositor LLC Trust
	Series 2010-A, 4.646%, 07/17/2045 (Acquired 08/15/2012, Cost $146,413) (b)	143,216
	Springleaf Mortgage Loan Trust
116,571	Series 2013-A, 1.270%, 06/25/2058 (Acquired 04/03/2013, Cost $116,561) (a)(b)	116,719
236,681	Series 2013-A, 1.780%, 12/25/2065 (Acquired 07/03/2013, Cost $234,280) (a)(b)	237,818
155,171	Series 2013-M1, 3.520%, 12/25/2065 (Acquired 07/03/2013, Cost $149,465) (b)	158,572
224,266	Wachovia Bank Commercial Mortgage Trust
	Series 2006-A4, 5.308%, 11/15/2048	233,321
	Wells Fargo-RBS Commercial Mortgage Trust
805,000	Series 2014-A3, 3.660%, 03/15/2047	843,632
175,000	Series 2014-A5, 4.045%, 03/15/2047	187,560
175,000	Series 2014-A5, 3.995%, 05/17/2047	186,336
175,000	Series 2014-A5, 3.678%, 08/16/2047	181,414
120,000	Series 2014-A5, 3.817%, 08/17/2050	125,583

	Total Collateralized Mortgage Obligations (Cost $17,179,037)	17,076,199

	CORPORATE OBLIGATIONS - 38.24%
	Aerospace & Defense - 0.48%
625,000	Northrop Grumman Corp.
	3.850%, 04/15/2045	552,234
	Raytheon Co.
75,000	3.125%, 10/15/2020	77,767
70,000	3.150%, 12/15/2024	69,510
740,000	United Technologies Corp.
	1.800%, 06/01/2017	750,991

		1,450,502

	Air Freight & Logistics - 0.02%
	FedEx Corp.
25,000	3.200%, 02/01/2025	24,401
50,000	4.100%, 02/01/2045	45,095

		69,496

	Auto Parts & Equipment - 0.21%
610,000	Delphi Corp.
	4.150%, 03/15/2024	631,692

	Banks - 5.80%
275,000	Abbey National Treasury Services PLC/London
	2.350%, 09/10/2019	275,230
415,000	ABN AMRO Bank NV
	2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $414,087) (b)	412,245
	Bank of America Corp.
1,170,000	2.600%, 01/15/2019	1,183,733
215,000	4.100%, 07/24/2023	221,595
115,000	4.200%, 08/26/2024	114,939
350,000	4.000%, 01/22/2025	341,672
200,000	6.110%, 01/29/2037	224,864
110,000	7.750%, 05/14/2038	146,912
935,000	5.000%, 01/21/2044	974,536
860,000	Bank of New York Mellon Corp.
	1.300%, 01/25/2018	857,225
200,000	Barclays Bank Plc
	3.750%, 05/15/2024	201,096
220,000	BPCE SA
	5.150%, 07/21/2024 (Acquired 01/13/2014, Cost $219,593) (b)	223,913
805,000	Branch Banking & Trust Co.
	1.450%, 10/03/2016	810,790
	Citigroup, Inc.
180,000	4.450%, 01/10/2017	188,126
25,000	8.500%, 05/22/2019	30,518
1,540,000	4.400%, 06/10/2025	1,537,322
550,000	4.300%, 11/20/2026	538,998
125,000	6.125%, 08/25/2036	143,241
35,000	6.675%, 09/13/2043	42,538
385,000	Deutsche Bank AG
	1.350%, 05/30/2017	382,598
760,000	Glitnir Bank
	6.693%, 06/15/2016 (Acquired 06/14/2006 and 06/21/2006, Cost $758,848) (a)(c)(d)	15,329
	HSBC Holdings Plc
115,000	2.350%, 03/05/2020	114,135
200,000	6.800%, 06/01/2038	249,120

	JPMorgan Chase & Co.
125,000	2.750%, 06/23/2020	125,218
135,000	4.250%, 10/15/2020	144,453
350,000	4.500%, 01/24/2022	375,406
70,000	3.625%, 05/13/2024	69,571
580,000	3.875%, 09/10/2024	571,757
30,000	5.600%, 07/15/2041	34,086
180,000	5.625%, 08/16/2043	192,660
250,000	Kaupthing Bank Hf
	7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (c)(d)	5,002
230,000	KeyCorp
	5.100%, 03/24/2021	255,499
	PNC Bank NA
350,000	1.500%, 02/23/2018	349,002
300,000	2.400%, 10/18/2019	302,170
535,000	PNC Funding Corp.
	3.300%, 03/08/2022	544,597
120,000	Royal Bank of Scotland Plc
	5.125%, 05/28/2024	120,066
625,000	SunTrust Banks, Inc.
	3.500%, 01/20/2017	643,851
380,000	The Huntington National Bank
	1.700%, 02/26/2018	377,944
875,000	Toronto-Dominion Bank
	2.625%, 09/10/2018	902,370
1,410,000	U.S. Bancorp
	1.950%, 11/15/2018	1,423,387
	Wells Fargo & Co.
400,000	2.150%, 01/15/2019	402,689
260,000	2.150%, 01/30/2020	257,685
175,000	3.300%, 09/09/2024	172,519
80,000	4.100%, 06/03/2026	80,442
241,000	5.606%, 01/15/2044	265,277
85,000	4.650%, 11/04/2044	81,663
560,000	Westpac Banking Corp.
	1.500%, 12/01/2017 (e)	561,120

		17,489,109

	Beverages - 0.11%
	Anheuser-Busch InBev Worldwide, Inc.
120,000	0.800%, 07/15/2015	120,017
150,000	8.200%, 01/15/2039	223,729

		343,746

	Biotechnology - 0.47%
	Amgen, Inc.
150,000	3.625%, 05/22/2024	149,078
200,000	4.950%, 10/01/2041	200,911
345,000	Baxalta, Inc.
	4.000%, 06/23/2025 (Acquired 06/18/2015, Cost $342,668) (b)	343,132
270,000	Celgene Corp.
	5.250%, 08/15/2043	282,171
230,000	Genzyme Corp.
	5.000%, 06/15/2020	260,050
	Gilead Sciences, Inc.
100,000	3.500%, 02/01/2025	100,265
70,000	4.500%, 02/01/2045	69,900

		1,405,507

	Capital Markets - 2.57%
880,000	Bear Stearns Companies, Inc.
	7.250%, 02/01/2018	997,243
	Goldman Sachs Group, Inc.
835,000	5.950%, 01/18/2018	918,229
145,000	2.600%, 04/23/2020	144,370
460,000	4.000%, 03/03/2024	468,538
55,000	3.850%, 07/08/2024	55,015
290,000	3.500%, 01/23/2025	281,579
290,000	6.750%, 10/01/2037	341,201
100,000	6.250%, 02/01/2041	118,599
115,000	5.150%, 05/22/2045	111,358
	Morgan Stanley
350,000	5.950%, 12/28/2017	384,860
200,000	1.875%, 01/05/2018 (e)	200,604
275,000	2.500%, 01/24/2019	277,691
880,000	2.650%, 01/27/2020	878,992
20,000	4.875%, 11/01/2022	21,307
125,000	3.700%, 10/23/2024	124,640
770,000	4.350%, 09/08/2026	756,158
160,000	3.950%, 04/23/2027	151,212
160,000	4.300%, 01/27/2045	149,867
	The Bank of New York Mellon Corp.
880,000	2.200%, 03/04/2019	884,169
485,000	2.150%, 02/24/2020	480,198

		7,745,830

	Chemicals - 0.84%
445,000	Dow Chemical Co.
	4.250%, 11/15/2020	475,819
595,000	LYB International Finance BV
	4.000%, 07/15/2023	609,933
	Monsanto Co.
915,000	1.150%, 06/30/2017	909,924
605,000	4.400%, 07/15/2044	543,870

		2,539,546

	Commercial Services & Supplies - 0.24%
210,000	Republic Services, Inc.
	4.750%, 05/15/2023	227,745
	Waste Management, Inc.
475,000	2.900%, 09/15/2022	467,661
20,000	3.125%, 03/01/2025	19,443

		714,849

	Communications Equipment - 0.19%
	QUALCOMM, Inc.
480,000	3.000%, 05/20/2022	477,188
100,000	4.650%, 05/20/2035	96,985

		574,173

	Construction Materials - 0.07%
200,000	CRH America, Inc.
	5.125%, 05/18/2045 (Acquired 05/12/2015, Cost $197,554) (b)	198,523

	Consumer Finance - 2.56%
	American Express Co.
325,000	3.625%, 12/05/2024	316,843
457,000	4.050%, 12/03/2042	425,571
	American Express Credit Corp.
520,000	2.375%, 03/24/2017	530,856
775,000	2.125%, 03/18/2019	777,006
580,000	Capital One Financial Corp.
	2.450%, 04/24/2019	580,583
	Capital One NA
250,000	1.500%, 09/05/2017	249,072
400,000	1.650%, 02/05/2018	397,183
	Caterpillar Financial Services Corp.
715,000	1.625%, 06/01/2017	722,534
390,000	2.250%, 12/01/2019	393,649
	John Deere Capital Corp.
565,000	1.050%, 10/11/2016	567,525
675,000	1.300%, 03/12/2018	673,740
	PACCAR Financial Corp.
565,000	1.150%, 08/16/2016	567,690
280,000	2.200%, 09/15/2019	282,121
1,220,000	Toyota Motor Credit Corp.
	2.125%, 07/18/2019 (e)	1,224,621

		7,708,994

	Diversified Financial Services - 1.73%
105,000	BAT International Finance Plc
	2.750%, 06/15/2020 (Acquired 06/10/2015, Cost $104,834) (b)	105,717
380,000	Credit Suisse
	1.375%, 05/26/2017	379,824
325,000	Daimler Finance North America LLC
	2.450%, 05/18/2020 (Acquired 05/11/2015, Cost $324,363) (b)	323,122
	Ford Motor Credit Co. LLC
200,000	1.461%, 03/27/2017	199,190
200,000	5.875%, 08/02/2021	227,986
	General Electric Capital Corp.
575,000	0.554%, 01/09/2017 (a)	576,083
210,000	5.300%, 02/11/2021	236,304
905,000	3.100%, 01/09/2023	903,406
550,000	5.875%, 01/14/2038	659,134
	Hutchison Whampoa International Ltd.
450,000	3.500%, 01/13/2017 (Acquired 09/06/2012, Cost $459,184) (b)	464,113
200,000	1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $199,540) (b)	199,626
585,000	National Rural Utilities Cooperative Finance Corp.
	5.450%, 04/10/2017	628,243
300,000	NCUA Guaranteed Notes
	3.000%, 06/12/2019	315,720

		5,218,468

	Diversified Manufacturing - 0.35%
575,000	Cooper U.S., Inc.
	3.875%, 12/15/2020	610,884
405,000	Tyco Electronics Group SA
	6.550%, 10/01/2017	449,618

		1,060,502

	Diversified Telecommunication Services - 1.07%
	AT&T, Inc.
295,000	2.450%, 06/30/2020	289,516
125,000	3.000%, 06/30/2022	120,884
485,000	4.500%, 05/15/2035	447,272
125,000	4.750%, 05/15/2046	114,186

	Verizon Communications, Inc.
77,000	2.625%, 02/21/2020	76,910
300,000	5.150%, 09/15/2023	329,006
250,000	3.500%, 11/01/2024	243,643
780,000	6.400%, 09/15/2033	896,344
375,000	4.272%, 01/15/2036 (Acquired 09/17/2013 through 10/03/2013, Cost $344,055) (b)	339,390
410,000	4.672%, 03/15/2055 (Acquired 09/11/2013 through 06/11/2015, Cost $327,863) (b)	358,163

		3,215,314

	Electric Utilities - 1.63%
	Consolidated Edison Company of New York, Inc.
85,000	3.300%, 12/01/2024	85,125
300,000	4.625%, 12/01/2054	292,895
1,055,000	Duke Energy Corp.
	3.550%, 09/15/2021	1,096,176
160,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	173,003
460,000	Duke Energy Progress, Inc.
	4.150%, 12/01/2044	445,663
300,000	Edison International
	3.750%, 09/15/2017	314,947
100,000	Massachusetts Electric Co.
	5.900%, 11/15/2039 (Acquired 07/09/2013, Cost $114,079) (b)	120,064
325,000	Northeast Utilities
	2.800%, 05/01/2023	312,861
115,000	Pacific Gas & Electric Co.
	4.750%, 02/15/2044	119,024
150,000	Progress Energy, Inc.
	3.150%, 04/01/2022	150,175
535,000	PSI Energy, Inc.
	6.050%, 06/15/2016	560,419
285,000	Sierra Pacific Power Co.
	3.375%, 08/15/2023	288,512
395,000	The Southern Co.
	2.150%, 09/01/2019	391,316
485,000	Union Electric Co.
	6.700%, 02/01/2019	561,443

		4,911,623

	Energy Equipment & Services - 0.26%
770,000	Halliburton Co.
	3.250%, 11/15/2021	790,356

	Engineering Construction - 0.13%
400,000	ABB Finance USA, Inc.
	2.875%, 05/08/2022	393,896

	Food & Staples Retailing - 0.43%
250,000	CVS Health Corp.
	2.750%, 12/01/2022	241,406
165,000	Sysco Corp.
	2.350%, 10/02/2019	166,650
580,000	Walgreens Boots Alliance, Inc.
	2.700%, 11/18/2019	581,359
	Wal-Mart Stores, Inc.
40,000	1.000%, 04/21/2017	40,185
175,000	6.500%, 08/15/2037	225,332
50,000	4.300%, 04/22/2044	50,255

		1,305,187

	Food Products - 0.48%
	HJ Heinz Co.
525,000	2.000%, 07/02/2018 (Acquired 06/23/2015, Cost $523,950) (b)	525,213
150,000	2.800%, 07/02/2020 (Acquired 06/23/2015, Cost $149,660) (b)	150,288
350,000	3.500%, 07/15/2022 (Acquired 06/23/2015, Cost $349,174) (b)	351,352
350,000	5.000%, 07/15/2035 (Acquired 06/23/2015, Cost $346,671) (b)	355,310
80,000	The J.M. Smucker Co.
	3.500%, 03/15/2025 (Acquired 03/12/2015, Cost $79,980) (b)	78,534

		1,460,697

	Health Care Equipment & Supplies - 0.93%
630,000	Baxter International, Inc.
	1.850%, 06/15/2018	628,367
	Becton Dickinson & Co.
390,000	3.125%, 11/08/2021	387,181
465,000	3.875%, 05/15/2024	467,658
	Medtronic, Inc.
195,000	2.500%, 03/15/2020 (Acquired 12/01/2014, Cost $195,109) (b)	195,455
175,000	3.150%, 03/15/2022 (Acquired 12/01/2014, Cost $174,711) (b)	175,942
115,000	3.500%, 03/15/2025 (Acquired 12/01/2014, Cost $113,898) (b)	114,748
475,000	4.375%, 03/15/2035 (Acquired 12/01/2014 and 02/02/2015, Cost $489,111) (b)	472,281
85,000	4.625%, 03/15/2045 (Acquired 12/01/2014, Cost $84,772) (b)	86,258
295,000	Zimmer Holdings, Inc.
	3.550%, 04/01/2025	285,605

		2,813,495

	Health Care Providers & Services - 1.55%
445,000	Aetna, Inc.
	4.750%, 03/15/2044	438,902
	Anthem, Inc.
150,000	5.850%, 01/15/2036	159,691
25,000	4.625%, 05/15/2042	22,936
125,000	5.100%, 01/15/2044	122,632

	Cardinal Health, Inc.
60,000	1.950%, 06/15/2018	60,144
240,000	2.400%, 11/15/2019	238,308
550,000	3.200%, 03/15/2023	544,928
325,000	Express Scripts Holding Co.
	3.125%, 05/15/2016	330,409
	Humana, Inc.
730,000	3.150%, 12/01/2022	705,273
375,000	3.850%, 10/01/2024	374,219
120,000	Laboratory Corp. of America Holdings
	2.625%, 02/01/2020	119,198
	McKesson Corp.
320,000	1.292%, 03/10/2017	319,666
160,000	1.400%, 03/15/2018	158,362
200,000	Roche Holdings, Inc.
	3.350%, 09/30/2024 (Acquired 02/09/2015, Cost $210,275) (b)	202,146
	UnitedHealth Group, Inc.
125,000	1.400%, 10/15/2017	125,181
490,000	1.625%, 03/15/2019	484,402
305,000	3.950%, 10/15/2042	276,624

		4,683,021

	Industrial - 0.13%
420,000	Pentair Finance SA
	3.150%, 09/15/2022	405,349

	Industrial Conglomerates - 0.38%
	General Electric Co.
380,000	5.250%, 12/06/2017	414,074
125,000	4.500%, 03/11/2044	127,256
555,000	Koninklijke Philips Electronics NV
	5.750%, 03/11/2018	609,789

		1,151,119

	Insurance - 0.85%
	American International Group, Inc.
225,000	4.125%, 02/15/2024	233,899
400,000	4.500%, 07/16/2044	382,003
605,000	CNA Financial Corp.
	7.350%, 11/15/2019	716,480
420,000	Liberty Mutual Group, Inc.
	4.250%, 06/15/2023 (Acquired 07/22/2014, Cost $434,000) (b)	432,656
	Marsh & McLennan Cos., Inc.
100,000	2.300%, 04/01/2017	101,674
200,000	4.050%, 10/15/2023	209,112
95,000	3.500%, 03/10/2025	94,023
400,000	New York Life Global Funding
	1.950%, 02/11/2020 (Acquired 02/04/2015, Cost $399,924) (b)	394,325

		2,564,172

	Internet Software & Services - 0.17%
520,000	eBay, Inc.
	1.350%, 07/15/2017	519,382

	IT Services - 0.17%
495,000	MasterCard, Inc.
	3.375%, 04/01/2024	505,848

	Machinery - 0.35%
255,000	Cummins, Inc.
	3.650%, 10/01/2023	264,551
	Eaton Corp.
450,000	5.600%, 05/15/2018	496,747
290,000	2.750%, 11/02/2022	282,526

		1,043,824

	Media - 1.34%
	21st Century Fox America, Inc.
175,000	4.500%, 02/15/2021	190,233
100,000	6.150%, 02/15/2041	116,525
	Comcast Corp.
900,000	5.875%, 02/15/2018	999,088
420,000	3.375%, 08/15/2025	414,987
115,000	4.750%, 03/01/2044	117,017
	Cox Communications, Inc.
195,000	2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $194,142) (b)	180,032
125,000	3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $124,784) (b)	120,368
	DIRECTV Holdings, LLC
325,000	1.750%, 01/15/2018 (e)	324,034
285,000	6.350%, 03/15/2040	309,022
200,000	Sky Plc
	2.625%, 09/16/2019 (Acquired 06/17/2015, Cost $199,010) (b)	198,842
	Time Warner Cable, Inc.
246,000	5.850%, 05/01/2017	262,810
250,000	6.750%, 07/01/2018	278,929
50,000	5.500%, 09/01/2041	46,789
75,000	4.500%, 09/15/2042 (e)	61,397
	Time Warner, Inc.
225,000	7.625%, 04/15/2031	293,309
110,000	6.500%, 11/15/2036	129,594

		4,042,976

	Metals & Mining - 0.59%
420,000	BHP Billiton Finance USA Ltd.
	1.625%, 02/24/2017	423,969
70,000	Freeport-McMoRan Copper & Gold, Inc.
	3.550%, 03/01/2022	64,888
	Nucor Corp.
285,000	4.125%, 09/15/2022	296,660
285,000	4.000%, 08/01/2023	289,669
575,000	Rio Tinto Finance USA Ltd.
	3.750%, 06/15/2025	568,104
140,000	Xstrata Finance Canada Ltd.
	2.700%, 10/25/2017 (Acquired 10/18/2012, Cost $139,765) (a)(b)	141,530

		1,784,820

	Multi-Utilities - 0.88%
430,000	Delmarva Power & Light Co.
	3.500%, 11/15/2023	439,257
550,000	Dominion Resources, Inc.
	1.400%, 09/15/2017	550,177
405,000	WEC Energy Group, Inc.
	3.550%, 06/15/2025	404,773
1,175,000	Xcel Energy, Inc.
	5.613%, 04/01/2017	1,259,828

		2,654,035

	Oil & Gas - 3.31%
150,000	Anadarko Petroleum Corp.
	8.700%, 03/15/2019	181,512
85,000	BP Capital Markets Plc
	2.521%, 01/15/2020 (e)	85,651
290,000	Buckeye Partners LP
	4.875%, 02/01/2021	302,750
	Canadian Natural Resources Ltd.
690,000	3.450%, 11/15/2021	700,017
105,000	3.800%, 04/15/2024	104,017
100,000	Cenovus Energy, Inc.
	5.200%, 09/15/2043	94,782
395,000	Chevron Corp.
	1.365%, 03/02/2018	394,989
465,000	Columbia Pipeline Group, Inc.
	4.500%, 06/01/2025 (Acquired 05/19/2015, Cost $464,288) (b)	458,345
	ConocoPhillips Co.
185,000	1.500%, 05/15/2018	184,943
125,000	3.350%, 11/15/2024	123,841
25,000	3.350%, 05/15/2025	24,758
55,000	Continental Resources, Inc.
	5.000%, 09/15/2022	54,003
125,000	Encana Corp.
	5.150%, 11/15/2041	115,697
	Energy Transfer Partners LP
85,000	4.150%, 10/01/2020	87,459
425,000	4.650%, 06/01/2021	436,756
175,000	5.200%, 02/01/2022	183,476
	Hess Corp.
120,000	1.300%, 06/15/2017	119,439
45,000	5.600%, 02/15/2041	46,248
690,000	Husky Energy, Inc.
	3.950%, 04/15/2022	692,894
125,000	Kerr-McGee Corp.
	6.950%, 07/01/2024	150,962
	Kinder Morgan, Inc.
75,000	6.000%, 01/15/2018 (Acquired 01/08/2015, Cost $80,642) (b)	81,306
55,000	3.050%, 12/01/2019	54,995
125,000	5.300%, 12/01/2034	116,553
365,000	LUKOIL International Finance B.V.
	3.416%, 04/24/2018 (Acquired 04/17/2013, Cost $365,000) (b)	350,947
120,000	Marathon Oil Corp.
	2.700%, 06/01/2020	119,172
295,000	Marathon Petroleum Corp.
	3.625%, 09/15/2024	290,194
230,000	Occidental Petroleum Corp.
	4.625%, 06/15/2045	229,133
	Petroleos Mexicanos
150,000	5.500%, 06/27/2044	138,750
50,000	5.625%, 01/23/2046 (Acquired 06/17/2015, Cost $46,203) (b)	46,873
	Phillips 66
480,000	2.950%, 05/01/2017	493,599
265,000	4.300%, 04/01/2022	278,515
960,000	Schlumberger Investment SA
	3.650%, 12/01/2023	993,829
1,150,000	Shell International Finance BV
	1.125%, 08/21/2017 (e)	1,149,161
230,000	Spectra Energy Partners LP
	4.600%, 06/15/2021	247,473
125,000	Statoil ASA
	3.950%, 05/15/2043	116,614

	Williams Partners LP
325,000	3.600%, 03/15/2022	316,022
180,000	4.300%, 03/04/2024	177,350
260,000	3.900%, 01/15/2025	245,579

		9,988,604

	Pharmaceuticals - 1.72%
	AbbVie, Inc.
455,000	1.750%, 11/06/2017	456,452
200,000	1.800%, 05/14/2018	199,550
100,000	2.500%, 05/14/2020	99,087
330,000	2.900%, 11/06/2022	320,062
95,000	4.500%, 05/14/2035	93,240
	Actavis Funding SCS
205,000	1.850%, 03/01/2017	206,084
500,000	2.350%, 03/12/2018	502,965
295,000	3.000%, 03/12/2020	296,407
280,000	3.800%, 03/15/2025	275,602
175,000	4.550%, 03/15/2035	166,915
200,000	Bayer US Finance LLC
	2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $199,084) (b)	200,831
150,000	EMD Finance LLC
	2.950%, 03/19/2022 (Acquired 03/16/2015, Cost $149,736) (b)	147,039
895,000	GlaxoSmithKline Capital Plc
	1.500%, 05/08/2017	901,500
375,000	Merck & Co., Inc.
	0.654%, 02/10/2020 (a)	373,460
260,000	Perrigo Co. PLC
	1.300%, 11/08/2016	258,985
	Sanofi-Aventis SA
200,000	1.250%, 04/10/2018	199,400
445,000	4.000%, 03/29/2021	477,092

		5,174,671

	Pipelines - 0.71%
490,000	Enterprise Products Operating LLC
	6.125%, 10/15/2039	539,215
	Plains All American Pipeline L.P. / PAA Finance Corp.
300,000	2.600%, 12/15/2019	299,039
300,000	4.700%, 06/15/2044	275,226
305,000	Sunoco Logistics Partners Operations LP
	4.250%, 04/01/2024	296,700
560,000	TransCanada Pipelines Ltd.
	7.625%, 01/15/2039	738,610

		2,148,790

	Real Estate - 1.67%
	American Tower Corp.
70,000	3.400%, 02/15/2019	71,693
170,000	3.450%, 09/15/2021	169,414
60,000	5.000%, 02/15/2024	63,540
135,000	Brandywine Operating Partnership LP
	4.100%, 10/01/2024	133,393
145,000	Duke Realty LP
	3.875%, 02/15/2021	150,688
285,000	ERP Operating LP
	3.000%, 04/15/2023	276,757
	HCP, Inc.
75,000	6.000%, 01/30/2017	80,037
150,000	4.000%, 06/01/2025	147,147
	Health Care REIT, Inc.
440,000	4.125%, 04/01/2019	466,113
455,000	5.250%, 01/15/2022	498,400
75,000	4.000%, 06/01/2025	74,172
190,000	Kimco Realty Corp.
	3.200%, 05/01/2021	191,385
	Liberty Property LP
275,000	5.500%, 12/15/2016	290,312
25,000	4.125%, 06/15/2022	25,492
25,000	3.375%, 06/15/2023	24,192
500,000	ProLogis LP
	4.250%, 08/15/2023	513,916
161,000	Realty Income Corp.
	3.250%, 10/15/2022	156,546
950,000	Simon Property Group LP
	2.200%, 02/01/2019	960,311
65,000	UDR, Inc.
	3.700%, 10/01/2020	67,501
	Ventas Realty LP
260,000	2.000%, 02/15/2018	261,753
150,000	2.700%, 04/01/2020	149,721
250,000	5.700%, 09/30/2043	269,445

		5,041,928

	Road & Rail - 0.49%
425,000	Burlington Northern Santa Fe LLC
	7.950%, 08/15/2030	596,235
309,000	Canadian Pacific Railway Ltd.
	4.500%, 01/15/2022	332,740

275,000	CSX Corp.
	6.150%, 05/01/2037	328,254
235,000	Union Pacific Corp.
	3.375%, 02/01/2035	209,346

		1,466,575

	Semiconductor & Semiconductor Equipment - 0.36%
140,000	Altera Corp.
	2.500%, 11/15/2018	143,128
400,000	Intel Corp.
	3.300%, 10/01/2021	417,851
225,000	TSMC Global Ltd.
	1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $224,849) (b)	222,574
315,000	Xilinx, Inc.
	2.125%, 03/15/2019	314,643

		1,098,196

	Software - 0.74%
	Microsoft Corp.
210,000	2.375%, 02/12/2022	206,428
585,000	3.750%, 02/12/2045	528,815
	Oracle Corp.
600,000	2.250%, 10/08/2019	603,841
150,000	2.800%, 07/08/2021	151,952
600,000	4.300%, 07/08/2034	592,827
175,000	3.900%, 05/15/2035	163,078

		2,246,941

	Specialty Retail - 0.36%
260,000	AutoZone, Inc.
	4.000%, 11/15/2020	276,535
	Home Depot, Inc.
285,000	2.700%, 04/01/2023	279,294
200,000	5.875%, 12/16/2036	241,194
20,000	4.250%, 04/01/2046	19,470
290,000	Lowe’s Cos., Inc.
	4.250%, 09/15/2044	281,091

		1,097,584

	Technology Hardware, Storage & Peripherals - 0.84%
	Apple, Inc.
1,075,000	2.400%, 05/03/2023	1,029,457
105,000	2.500%, 02/09/2025	98,583
275,000	3.450%, 02/09/2045	233,677
800,000	EMC Corp.
	1.875%, 06/01/2018	801,889
	Hewlett-Packard Co.
200,000	3.000%, 09/15/2016	204,122
150,000	3.300%, 12/09/2016	154,025

		2,521,753

	Telecommunications - 0.12%
	SBA Tower Trust
210,000	3.598%, 04/15/2043 (Acquired 04/04/2013, Cost $210,000) (b)	209,801
155,000	2.898%, 10/15/2044 (Acquired 10/07/2014, Cost $155,000) (b)	156,117

		365,918

	Thrifts & Mortgage Finance - 0.02%
60,000	Santander Holdings USA, Inc.
	4.625%, 04/19/2016	61,508

	Tobacco - 0.22%
125,000	Altria Group, Inc.
	4.250%, 08/09/2042	111,362
	Reynolds American, Inc.
335,000	2.300%, 06/12/2018	337,743
190,000	5.850%, 08/15/2045	200,007

		649,112

	Transportation - 0.17%
275,000	Kansas City Southern de Mexico SA de CV
	3.000%, 05/15/2023	264,581
250,000	Ryder Systems, Inc.
	2.450%, 09/03/2019	249,734

		514,315

	Trucking - 0.01%
35,000	Penske Truck Leasing Co., L.P.
	4.875%, 07/11/2022 (Acquired 07/16/2013, Cost $35,819) (b)	37,040

	Wireless Telecommunication Services - 0.52%
680,000	Rogers Communications, Inc.
	5.000%, 03/15/2044	674,990
915,000	Vodafone Group Plc
	1.500%, 02/19/2018	900,132

		1,575,122

	Total Corporate Obligations (Cost $115,563,481)	115,384,108

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.38%
	Brazilian Government International Bond
275,000	5.875%, 01/15/2019	305,938
200,000	5.625%, 01/07/2041	192,000
	Mexico Government International Bond
96,000	4.750%, 03/08/2044	91,680
300,000	5.750%, 10/12/2110	296,250

250,000	Republic of Colombia
	4.375%, 07/12/2021	262,125

	Total Foreign Government Debt Obligations (Cost $1,096,445)	1,147,993

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 34.42%
	Federal Home Loan Mortgage Corp.
220,611	Series NV, 5.000%, 03/15/2018	229,696
800,000	Series A2, 2.699%, 05/25/2018 (a)	829,691
3,622	Pool #E9-9763 4.500%, 09/01/2018	3,774
3,452	Pool #E9-9764 4.500%, 09/01/2018	3,597
600,000	Series A2, 2.303%, 09/25/2018 (a)	615,884
900,000	Series A2, 2.323%, 10/25/2018	924,372
600,000	Series A2, 2.086%, 03/25/2019	610,796
165,845	Series 2013-M1, 3.587%, 07/25/2023 (a)	171,088
102,423	Pool #D9-6291 4.500%, 09/01/2023	110,577
232,490	Pool #G1-3624 5.000%, 08/01/2024	252,849
250,000	Series 2014-M2, 2.587%, 08/26/2024 (a)	251,217
250,000	Series 2014-M2, 2.687%, 08/26/2024 (a)	252,592
250,000	Series 2014-M2, 2.587%, 10/25/2024 (a)	251,029
250,000	Series 2014-M2, 2.837%, 10/25/2024 (a)	252,924
260,000	Series 2015-M2, 2.037%, 10/25/2027 (a)	254,974
318,557	Series ZA, 6.500%, 06/15/2031	370,888
156,990	Series ZC, 6.500%, 07/15/2031	181,868
281,944	Pool #78-0447 2.493%, 04/01/2033 (a)	299,676
3,226,873	Pool #U8-9032 3.000%, 07/01/2033	3,281,799
541,071	Pool #MA1870 4.500%, 04/01/2034	589,766
222	Pool #A4-3129 5.500%, 02/01/2036	250
1,051,211	Pool #C0-3815 3.500%, 03/01/2042	1,084,360
835,747	Pool #U9-0688 4.000%, 05/01/2042	892,191
3,400,000	Pool #TBA 3.500%, 07/15/2042 (g)	3,498,016
1,874,327	Pool #Q0-9949 3.000%, 08/01/2042	1,866,403
1,600,000	Pool #TBA 3.000%, 07/15/2043 (g)	1,590,562
	Federal National Mortgage Association
528,000	Pool #468123 3.840%, 05/01/2018	563,390
1,024	Pool #685505 5.000%, 05/01/2018	1,073
1,097	Pool #705709 5.000%, 05/01/2018	1,149
168,495	Series 2013-M1, 2.187%, 10/25/2023 (a)	170,713
184,083	Series 2014-M1, 1.787%, 01/25/2024 (a)	185,214
398,482	Series 2014-2M1, 1.137%, 05/28/2024 (a)	396,266
136,182	Series 2014-1M1, 1.387%, 07/25/2024 (a)	136,114
128,468	Series 2014-1M1, 2.137%, 11/25/2024 (a)	129,464
127,196	Series 2014-2M1, 2.287%, 11/25/2024 (a)	128,285
92,071	Series 2015-2M1, 1.687%, 02/25/2025 (a)	92,114
1,185,521	Pool #AI4868 4.000%, 06/01/2026	1,267,832
1,016,493	Pool #AJ8325 3.000%, 12/01/2026	1,055,955
305,000	Pool #AM8035 2.660%, 03/01/2027	291,181
310,000	Pool #AM8036 2.660%, 03/01/2027	295,954
142,000	Pool #AM8141 2.780%, 03/01/2027	137,539
245,000	Pool #AM9024 2.970%, 06/01/2027	241,400
300,000	Pool #TBA 2.500%, 07/15/2027 (g)	303,658
1,103,663	Pool #AB5907 3.000%, 08/01/2027	1,146,515
1,375,945	Pool #AQ5095 3.000%, 11/01/2027	1,430,662
809,133	Pool #AL2877 3.500%, 01/01/2028	856,088
113,931	Pool #544859 2.444%, 08/01/2029 (a)	115,961
279,000	Pool #AM8958 2.970%, 06/01/2030	266,151
225,546	Pool #786848 7.000%, 10/01/2031	260,240
8,083	Pool #727181 5.000%, 08/01/2033	8,988
3,708	Pool #730727 5.000%, 08/01/2033	4,118
1,122	Pool #741862 5.500%, 09/01/2033	1,273
1,462	Pool #766197 5.500%, 02/01/2034	1,651
254	Pool #776974 5.500%, 04/01/2034	290
245,962	Pool #888504 2.321%, 04/01/2034 (a)	263,469
10,413	Pool #775776 5.500%, 05/01/2034	11,816
246,558	Pool #802783 2.112%, 10/01/2034 (a)	262,169
3,283,724	Pool #AL6270 3.500%, 10/01/2034	3,449,696
9,475	Pool #781629 5.500%, 12/01/2034	10,748
10,086	Pool #822815 5.500%, 04/01/2035	11,435
9,105	Pool #357850 5.500%, 07/01/2035	10,331
7,548	Pool #820242 5.000%, 07/01/2035	8,359
1,832	Pool #838452 5.500%, 09/01/2035	2,083
8,707	Pool #865854 6.000%, 03/01/2036	10,004
14,683	Pool #891474 6.000%, 04/01/2036	16,670
12,465	Pool #906000 6.000%, 01/01/2037	14,198
114	Pool #928062 5.500%, 02/01/2037	129
206	Pool #899119 5.500%, 04/01/2037	233
159	Pool #938488 5.500%, 05/01/2037	180
322	Pool #970131 5.500%, 03/01/2038	364
227	Pool #981313 5.500%, 06/01/2038	257
271	Pool #985108 5.500%, 07/01/2038	305
151	Pool #964930 5.500%, 08/01/2038	171
176	Pool #987032 5.500%, 08/01/2038	199
257	Pool #968371 5.500%, 09/01/2038	291
94	Pool #993050 5.500%, 12/01/2038	106
39,849	Pool #993579 4.000%, 05/01/2039	42,241
9,053	Pool #AA5840 4.000%, 06/01/2039	9,597

121,177	Pool #AA7670 4.500%, 06/01/2039	131,383
95,473	Pool #AA8715 4.000%, 06/01/2039	102,324
11,323	Pool #AA9133 4.500%, 08/01/2039	12,439
25,318	Pool #AC2861 4.500%, 08/01/2039	27,807
55,220	Pool #AC6121 4.500%, 11/01/2039	60,644
10,440	Pool #AC8372 4.500%, 12/01/2039	11,412
375,110	Pool #AD0586 4.500%, 12/01/2039	411,987
331,923	Pool #AD5574 5.000%, 04/01/2040	367,185
1,127,516	Pool #AD4062 5.000%, 05/01/2040	1,251,503
2,130,950	Pool #AD6929 5.000%, 06/01/2040	2,366,627
65,098	Pool #AD7793 4.500%, 07/01/2040	70,485
24,481	Pool #AD9896 4.000%, 08/01/2040	26,091
730,601	Pool #AE0217 4.500%, 08/01/2040	792,030
29,097	Pool #AB1500 4.000%, 09/01/2040	31,004
24,545	Pool #AD9856 4.000%, 09/01/2040	26,155
21,210	Pool #AE2559 4.000%, 09/01/2040	22,483
7,070	Pool #AE2562 4.000%, 09/01/2040	7,495
9,282	Pool #AE2566 4.000%, 09/01/2040	9,841
57,490	Pool #AE4124 4.000%, 10/01/2040	61,119
32,851	Pool #AE4888 4.000%, 10/01/2040	35,018
39,995	Pool #AE3916 4.000%, 11/01/2040	42,532
6,268	Pool #AE5147 4.000%, 11/01/2040	6,667
72,170	Pool #AE8715 4.000%, 11/01/2040	76,503
759,923	Pool #AE0698 4.500%, 12/01/2040	823,423
8,064	Pool #AH0006 4.000%, 12/01/2040	8,594
23,214	Pool #AH0020 4.000%, 12/01/2040	24,748
48,337	Pool #AH0599 4.000%, 12/01/2040	51,531
18,207	Pool #AH0601 4.000%, 12/01/2040	19,313
30,853	Pool #AH1263 4.000%, 01/01/2041	32,706
129,608	Pool #AL5233 4.000%, 01/01/2041	137,390
9,942	Pool #AH4659 4.000%, 02/01/2041	10,587
143,899	Pool #AH5653 4.000%, 02/01/2041	153,015
231,556	Pool #AL0934 5.000%, 02/01/2041	256,225
1,172,207	Pool #AB2537 5.000%, 03/01/2041	1,298,812
356,786	Pool #AD1889 4.500%, 03/01/2041	386,886
15,274	Pool #AH6150 4.000%, 03/01/2041	16,191
1,106,886	Pool #AH8854 4.500%, 04/01/2041	1,200,883
177,012	Pool #AL0215 4.500%, 04/01/2041	191,977
172,463	Pool #AL0187 5.000%, 05/01/2041	190,853
1,969,926	Pool #AL0208 4.500%, 05/01/2041	2,136,606
28,219	Pool #AL0456 5.000%, 06/01/2041	31,229
12,650,000	Pool #TBA 3.500%, 07/15/2041 (g)	13,037,407
1,006,785	Pool #AB3395 4.500%, 08/01/2041	1,091,933
136,457	Pool #AI8842 4.500%, 08/01/2041	148,100
35,785	Pool #AJ1080 4.500%, 09/01/2041	38,784
52,530	Pool #AL0815 4.000%, 09/01/2041	56,319
19,422	Pool #AJ1562 4.000%, 10/01/2041	20,822
19,676	Pool #AJ1972 4.000%, 10/01/2041	21,093
2,571,146	Pool #AJ2212 4.500%, 10/01/2041	2,809,514
33,327	Pool #AJ3146 4.500%, 10/01/2041	36,081
27,464	Pool #AJ4756 4.000%, 10/01/2041	29,450
1,070,677	Pool #AB3876 4.000%, 11/01/2041	1,140,088
22,767	Pool #AJ3330 4.000%, 11/01/2041	24,412
25,258	Pool #AJ4549 4.000%, 11/01/2041	27,083
18,679	Pool #AJ4698 4.000%, 11/01/2041	20,027
38,862	Pool #AJ5424 4.000%, 11/01/2041	41,669
18,539	Pool #AJ7840 4.000%, 11/01/2041	19,788
23,594	Pool #AB3995 4.000%, 12/01/2041	25,299
23,939	Pool #AI0848 4.000%, 12/01/2041	25,669
22,180	Pool #AJ4187 4.000%, 12/01/2041	23,781
27,135	Pool #AJ5736 4.000%, 12/01/2041	29,081
20,331	Pool #AJ5968 4.000%, 12/01/2041	21,651
30,469	Pool #AJ6061 4.000%, 12/01/2041	32,672
21,072	Pool #AJ7868 4.000%, 12/01/2041	22,595
41,406	Pool #AJ8104 4.000%, 12/01/2041	44,401
25,123	Pool #AJ8109 4.000%, 12/01/2041	26,939
19,514	Pool #AJ8171 4.000%, 12/01/2041	20,923
30,873	Pool #AJ8341 4.000%, 12/01/2041	33,106
47,630	Pool #AJ8436 4.000%, 12/01/2041	51,060
20,649	Pool #AJ8912 4.000%, 12/01/2041	22,143
25,100	Pool #AJ9248 4.000%, 12/01/2041	26,914
30,229	Pool #AJ2446 4.000%, 01/01/2042	32,183
29,412	Pool #AJ7538 4.000%, 01/01/2042	31,527
11,765	Pool #AJ8001 4.000%, 01/01/2042	12,512
28,779	Pool #AJ8369 4.000%, 01/01/2042	30,860
27,681	Pool #AJ9162 4.000%, 01/01/2042	29,680
150,001	Pool #AJ9330 4.000%, 01/01/2042	160,858
17,939	Pool #AJ9779 4.000%, 01/01/2042	19,046
24,673	Pool #AK0170 4.000%, 01/01/2042	26,457
52,328	Pool #AK0543 4.000%, 01/01/2042	56,113
19,337	Pool #AK0563 4.000%, 01/01/2042	20,735
43,966	Pool #AK1827 4.000%, 01/01/2042	47,147
763,121	Pool #AL2752 5.000%, 03/01/2042	849,251
154,174	Pool #AB5529 4.000%, 07/01/2042	164,553
1,200,000	Pool #TBA 3.000%, 07/15/2042 (g)	1,195,617

284,817	Pool #AB6228 3.500%, 09/01/2042	294,575
236,686	Pool #AL3896 4.500%, 01/01/2043	256,723
531,239	Pool #AQ9316 2.500%, 01/01/2043	510,394
1,946,765	Pool #AQ9345 3.500%, 01/01/2043	2,012,890
1,572,507	Pool #AT2720 3.000%, 05/01/2043	1,574,862
1,161,779	Pool #AT5900 3.000%, 06/01/2043	1,162,980
635,750	Pool #AU1625 3.500%, 07/01/2043	657,204
1,672,007	Pool #AS3135 3.500%, 08/01/2044	1,726,217
2,163,008	Pool #AL5844 4.000%, 09/01/2044	2,306,086
1,546,542	Pool #AY1363 4.000%, 04/01/2045	1,643,123
	Government National Mortgage Association
30,079	Pool #614436 5.000%, 08/15/2033	33,320
374,331	Pool #618907 5.000%, 09/15/2033	417,700
45,257	Pool #605098 5.000%, 03/15/2034	50,577
57,686	Pool #520279 5.000%, 11/15/2034	64,462
63,453	Pool #736686 5.000%, 02/15/2039	70,383
1,101,592	Pool #723248 5.000%, 10/15/2039	1,246,258
250,197	Pool #782916 5.500%, 02/15/2040	282,853
682,671	Pool #733724 4.500%, 06/15/2040	749,651
928,981	Pool #752599 4.000%, 10/20/2040	997,402
1,356,301	Pool #752631 4.500%, 10/20/2040	1,488,261
1,312,808	Pool #783403 3.500%, 09/15/2041	1,365,189
1,100,000	Pool #TBA 3.500%, 07/15/2042 (g)	1,141,250
2,600,000	Pool #TBA 4.000%, 07/15/2042 (g)	2,755,543
1,859,675	Pool #AD8801 3.500%, 03/15/2043	1,938,368
1,683,059	Pool #MA2522 4.000%, 01/20/2045	1,784,676
2,557,477	Pool #MA2602 4.000%, 02/20/2045	2,711,888
2,644,444	Pool #AL9364 3.500%, 03/20/2045	2,755,628
1,775,526	Pool #MA2681M 5.000%, 03/20/2045	1,950,371
740,000	Pool #MA2892 3.500%, 06/20/2045	772,221
600,000	Pool #TBA 3.000%, 07/15/2045 (g)	605,719
1,600,000	Pool #TBA 3.500%, 07/15/2045 (g)	1,660,688

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $102,483,101)	103,839,636

	MUNICIPAL DEBT OBLIGATIONS - 0.55%
	California, GO,
175,000	7.950%, 03/01/2036	211,970
300,000	7.550%, 04/01/2039	433,971
175,000	7.350%, 11/01/2039	245,845
125,000	7.600%, 11/01/2040	182,773
160,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	6.899%, 12/01/2040	184,456
75,000	Illinois, GO,
	5.100%, 06/01/2033	69,971
70,000	New Jersey State Turnpike Authority, Series F, Revenue Bond,
	7.414%, 01/01/2040	97,983
205,000	University of California, Refunding, Revenue Bond,
	4.601%, 05/15/2031	217,202

	Total Municipal Debt Obligations (Cost $1,601,230)	1,644,171

	U.S. TREASURY OBLIGATIONS - 9.42%
	U.S. Treasury Bonds - 3.06%
7,505,000	3.125%, 11/15/2041	7,557,182
1,902,000	2.500%, 02/15/2045 (e)(h)	1,674,312
	U.S. Treasury Notes - 6.36%
2,110,000	0.875%, 01/31/2017	2,121,869
5,485,000	2.000%, 11/15/2021	5,495,284
5,910,000	2.000%, 02/15/2022	5,909,539
4,015,000	2.375%, 08/15/2024	4,036,958
1,668,196	0.250%, 01/15/2025 (f)	1,638,873

	Total U.S. Treasury Obligations (Cost $27,887,216)	28,434,017

Number of Shares
	SHORT TERM INVESTMENTS - 8.99%
	Money Market Funds - 8.99%
27,121,871	Federated Prime Obligations Fund Effective Yield, 0.07%	27,121,871

	Total Short Term Investments (Cost $27,121,871)	27,121,871

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.29%
	Money Market Funds - 1.29%
3,897,454	Mount Vernon Prime Portfolio Effective Yield, 0.23%	3,897,454

	Total Investments Purchased as Securities Lending Collateral (Cost $3,897,454)	3,897,454

	Total Investments (Cost $329,778,809) - 109.86%	331,469,617
	Liabilities in Excess of Other Assets - (9.86)%	(29,753,642)

	TOTAL NET ASSETS - 100.00%	$301,715,975

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2015.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $31,532,833, which represents 10.45% of total net assets.

(c)	Non-income producing. Item identified as in default as to payment of interest.
(d)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $20,331, which represents 0.01% of total net assets.
(e)	All or portion of this security is on loan.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	Security purchased on a when-issued basis. On June 30, 2015, the total value of investments purchased on a when-issued basis was $25,788,460 or 8.55% of total net assets.
(h)	Partially assigned as collateral for certain swap contracts.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$329,778,809

Gross unrealized appreciation	4,817,465
Gross unrealized depreciation	(3,126,657)

Net unrealized appreciation	$1,690,808

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 - Year Note Futures	17	3,721,938	Sep-15	$10,854
U.S. Treasury 5 - Year Note Futures	49	5,843,633	Sep-15	(1,257)
U.S. Treasury 10 - Year Note Futures	(98)	(12,364,844)	Sep-15	(51,399)
U.S. Treasury Long Bond Futures	(3)	(452,531)	Sep-15	11,550
U.S. Treasury Ultra Bond Futures	31	4,775,938	Sep-15	(155,302)

				($185,554)

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

Reference Obligation	Implied Credit Spread at June 30, 2015(2)	Fixed Pay Rate	Maturity Date	Clearing Agent	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.24 Index	0.70%	1.000%	6/20/2020	Morgan Stanley	14,323,000	($200,819)	($231,183)	$30,364

						($200,819)	($231,183)	$30,364

Over-the-Counter Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	3.360%	6/30/2025	Morgan Stanley	250,000	$1,450	$0	$1,450
Pay	3-MO-USD-LIBOR	3.465%	6/29/2035	Morgan Stanley	160,000	(1,331)	0	(1,331)

						$119	$0	$119

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

GuideMark® Tax-Exempt Fixed Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 96.77%
	Arizona - 2.76%
$590,000	Arizona University System Board of Regents, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2028	$675,869
450,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, NATL-RE Insured,
	5.000%, 07/01/2020	486,702
500,000	Salt River Project, Series A, Revenue Bond,
	5.000%, 01/01/2021	549,245

		1,711,816

	Arkansas - 0.85%
500,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	524,500

	California - 10.97%
1,000,000	California, GO,
	6.500%, 04/01/2033	1,187,400
500,000	California, Refunding, GO,
	5.000%, 11/01/2043	553,325
285,000	California Economic Recovery Bonds, Series A, Prerefunded, GO,
	5.250%, 07/01/2021	330,520
160,000	California Economic Recovery Bonds, Series A, Refunding, GO,
	5.250%, 07/01/2021	185,555
390,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond,
	6.400%, 08/15/2045	426,246
500,000	California State University, Series A, Refunding, Revenue Bond,
	5.000%, 11/01/2031	576,800
350,000	California Statewide Community Development Authority, Refunding, Revenue Bond,
	6.125%, 07/01/2046	365,750
160,000	California Statewide Community Development Authority, Series A, Revenue Bond,
	6.125%, 11/01/2033	173,589
500,000	California Statewide Community Development Authority, Series A, Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	555,755
135,000	Golden State Tobacco Securitization Corp., Series A, Refunding, Revenue Bond,
	5.750%, 06/01/2047	111,802
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond,
	4.000%, 06/01/2031	100,567
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond,
	5.250%, 05/15/2029	1,135,220
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond,
	5.250%, 07/15/2025	574,635
250,000	Southern California Public Power Authority, Revenue Bond,
	5.250%, 07/01/2028	291,935
200,000	University of California, Series G, Refunding, Revenue Bond,
	5.000%, 05/15/2037	225,018

		6,794,117

	Colorado - 3.99%
350,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond,
	4.000%, 12/01/2044	331,439
130,000	Colorado Health Facilities Authority, Revenue Bond,
	8.000%, 08/01/2043	150,710
125,000	Colorado Health Facilities Authority, Series A, Revenue Bond,
	5.750%, 02/01/2044	139,869
160,000	E-470 Public Highway Authority Series A, Refunding, Revenue Bond,
	5.000%, 09/01/2020	181,373
700,000	Regional Transportation District, Revenue Bond,
	6.000%, 01/15/2026	796,222
750,000	Regional Transportation District, Series A, Revenue Bond,
	5.000%, 11/01/2027	872,498

		2,472,111

	Connecticut - 0.89%
500,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2025	553,390

	Florida - 1.77%
300,000	Brevard County Health Facilities Authority, Prerefunded, Revenue Bond,
	7.000%, 04/01/2039	362,643
120,000	Celebration Pointe Community Development District No. 1, Special Assessment, Revenue Bond,
	5.000%, 05/01/2034	119,412
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	556,525
10,000	Palm Beach County Health Facilities Authority, Revenue Bond,
	7.250%, 06/01/2034	11,422
40,000	Palm Beach County Health Facilities Authority, Series A, Refunding, Revenue Bond,
	7.500%, 06/01/2049	45,762

		1,095,764

	Georgia - 1.24%
350,000	Atlanta Water & Wastewater, Revenue Bond,
	6.250%, 11/01/2039	422,698
325,000	Marietta Development Authority, Revenue Bond,
	7.000%, 06/15/2039	342,563

		765,261

	Hawaii - 0.89%
85,000	Hawaii, Series DJ, Prerefunded, GO, AMBAC Insured,
	5.000%, 04/01/2024	91,434
400,000	Hawaii, Series DZ, GO,
	5.000%, 12/01/2030	462,660

		554,094

	Illinois - 2.63%
225,000	Illinois Finance Authority, Revenue Bond,
	7.000%, 08/15/2044	275,231
200,000	Illinois State Toll Highway Authority, Series D, Refunding, Revenue Bond,
	5.000%, 01/01/2025	237,348
250,000	Metropolitan Pier & Exposition Authority, Series B, Refunding, Revenue Bond,
	5.000%, 06/15/2023	280,620
150,000	O’Hare International Airport, Series D, Refunding, Revenue Bond,
	5.250%, 01/01/2030	170,219
500,000	Railsplitter Tobacco Settlement Authority, Revenue Bond,
	6.250%, 06/01/2024	522,920
120,000	Southwestern Illinois Development Authority Health Care Facilities, Refunding, Revenue Bond,
	7.125%, 11/01/2043	144,515

		1,630,853

	Indiana - 3.47%
500,000	Fishers Industry Redevelopment District, Revenue Bond,
	5.250%, 07/15/2034	572,995
250,000	Indiana Municipal Power Agency, Series A, Refunding, Revenue Bond,
	5.250%, 01/01/2032	284,355
400,000	Sheridan Community School’s Building Corporation, Revenue Bond, AGM Insured,
	5.500%, 07/15/2020	453,116
125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	140,588
500,000	Tri-Creek Middle School Building Corp., Revenue Bond, AGM Insured,
	5.250%, 07/15/2021	560,295
115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	139,066

		2,150,415

	Iowa - 0.43%
225,000	Des Moines Iowa Independent Community School District, Revenue Bond, BAM Insured,
	5.000%, 06/01/2022	264,035

	Kansas - 1.76%
500,000	Kansas Department of Transportation Highway Revenue, Series A, Revenue Bond,
	5.000%, 09/01/2029	587,375
350,000	Kansas Development Finance Authority, Series A, Revenue Bond,
	5.000%, 05/01/2026	401,607
145,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond,
	4.832%, 06/01/2021	103,368

		1,092,350

	Kentucky - 0.17%
100,000	Kentucky Public Transportation Infrastructure Authority, Series A, Revenue Bond,
	5.000%, 07/01/2017	106,925

	Louisiana - 2.31%
800,000	Louisiana Citizens Property, Revenue Bond, AGM Insured,
	6.750%, 06/01/2026	919,344
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	231,164
125,000	Louisiana Public Facilities Authority, Series A, Revenue Bond,
	8.375%, 12/15/2043	148,260
125,000	Saint John Baptist Parish Louisiana Revenue Marathon Oil Corp., Series A, Revenue Bond,
	5.125%, 06/01/2037	131,583

		1,430,351

	Maryland - 4.18%
325,000	Anne Arundel County, Tax Allocation,
	6.100%, 07/01/2040	346,479
250,000	Maryland, Series 2, Refunding, GO,
	5.000%, 08/01/2023	303,553
	Maryland Department of Transportation, Revenue Bond,
600,000	5.500%, 02/01/2017	645,954
400,000	5.000%, 02/15/2026	462,208
180,000	Maryland Economic Development Corporation, Refunding, Revenue Bond,
	5.750%, 09/01/2025	197,777
400,000	Maryland Student Housing Economic Development, Revenue Bond,
	5.750%, 06/01/2033	419,772
200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond,
	6.000%, 07/01/2034	211,662

		2,587,405

	Massachusetts - 3.09%
450,000	Massachusetts, Series F, GO,
	4.000%, 11/01/2029	479,358
785,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.500%, 11/15/2036	894,374
500,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond,
	5.000%, 10/01/2038	543,180

		1,916,912

	Michigan - 0.75%
100,000	Grand Valley State University, Series B, Refunding, Revenue Bond,
	5.000%, 12/01/2024	118,437
300,000	Michigan Hospital Finance Authority, Series A, Refunding, Revenue Bond,
	5.000%, 06/01/2021	346,614

		465,051

	Minnesota - 1.60%
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2030	180,242
150,000	Rochester Health Care & Housing Facility, Series A, Refunding, Revenue Bond,
	6.875%, 12/01/2048	165,309
560,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (a)	643,910

		989,461

	Mississippi - 1.13%
700,000	Mississippi Business Finance Corp., Series G, Revenue Bond,
	0.010%, 11/01/2035 (a)	700,000

	Missouri - 1.55%
500,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond,
	5.375%, 03/15/2039	550,775
350,000	St. Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	411,429

		962,204

	Nebraska - 1.17%
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond,
	5.000%, 11/01/2024	148,947
500,000	Omaha Public Power Distributors, Series B, Revenue Bond,
	5.000%, 02/01/2027	573,280

		722,227

	Nevada - 0.10%
60,000	Henderson Public Improvement Trust, Refunding, Revenue Bond,
	5.500%, 01/01/2039	64,901

	New Hampshire - 0.21%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	131,148

	New Jersey - 2.03%
55,000	Gloucester County Pollution Authority, Series A, Refunding, Revenue Bond,
	5.000%, 12/01/2024	61,234
90,000	New Jersey Economic Development Authority, Series B, Revenue Bond,
	5.625%, 11/15/2030	98,346
500,000	New Jersey Turnpike Authority, Series A, Revenue Bond,
	5.000%, 01/01/2032	560,675
300,000	New Jersey Turnpike Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2022	349,137
255,000	Tobacco Settlement Financing Corp., Series 1A, Refunding, Revenue Bond,
	5.000%, 06/01/2041	188,353

		1,257,745

	New York - 9.10%
325,000	Brooklyn Arena Local Development Corp., Revenue Bond,
	6.500%, 07/15/2030	382,882
100,000	Nassau County Tobacco Settlement Corp., Series A-2, Revenue Bond,
	5.250%, 06/01/2026	96,893
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	217,994
900,000	New York City, GO,
	5.375%, 04/01/2036	1,012,950
250,000	New York City, Series F, Refunding, GO,
	5.000%, 08/01/2025	289,612
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	43,898
250,000	New York City Municipal Water Finance Authority, Series BB, Refunding, Revenue Bond
	5.000%, 06/15/2046	273,263
	New York City Transitional Finance Authority, Series A-1, Revenue Bond,
470,000	5.000%, 08/01/2031	537,722
500,000	5.000%, 11/01/2042	551,805
325,000	New York Dormitory Authority, Revenue Bond,
	6.125%, 12/01/2029	356,948
170,000	New York Dormitory Authority, Series A, Revenue Bond,
	5.500%, 01/01/2039	186,000
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond,
	5.000%, 07/01/2038	279,463
500,000	New York Environmental Facilities Corporation, Revenue Bond,
	5.500%, 10/15/2027	643,200
500,000	New York Environmental Facilities Corporation, Series A, Revenue Bond,
	5.000%, 06/15/2034	564,890
200,000	Niagara Tobacco Asset Securitization Corporation, Asset Backed Bonds, Refunding, Revenue Bond,
	4.000%, 05/15/2029	200,222

		5,637,742

	North Carolina - 1.68%
115,000	Gaston County Industrial Facilities & Pollution Control Financing Authority, Revenue Bond,
	5.750%, 08/01/2035	114,318
500,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond,
	5.000%, 10/01/2038	559,280

320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Revenue Bond,
	5.000%, 01/01/2025	364,826

		1,038,424

	North Dakota - 0.19%
110,000	Williston Multi-Family Housing, Revenue Bond,
	7.750%, 09/01/2038	115,355

	Ohio - 2.99%
925,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond,
	5.875%, 06/01/2047	717,384
500,000	Ohio Air Quality Development Authority, Series A, Revenue Bond,
	5.700%, 08/01/2020	564,545
500,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	573,125

		1,855,054

	Oregon - 1.05%
175,000	Oregon Department Administrative Lottery Services, Series A, Prerefunded, Revenue Bond,
	5.250%, 04/01/2024	208,285
25,000	Oregon Department Administrative Lottery Services, Series A, Unrefunded, Revenue Bond,
	5.250%, 04/01/2024	29,545
350,000	Oregon Facilities Authority Peacehealth Project, Series A, Refunding, Revenue Bond,
	5.000%, 11/15/2021	411,705

		649,535

	Pennsylvania - 5.69%
350,000	Butler County Hospital Authority, Revenue Bond,
	7.125%, 07/01/2029	429,100
250,000	Chester County, GO,
	5.000%, 11/15/2033	286,337
250,000	Delaware Valley Pennsylvania Regional Finance Authority, Series A, Revenue Bond, AMBAC Insured,
	5.500%, 08/01/2028	292,325
400,000	Pennsylvania Economic Development Financing Authority, Series A, Refunding, Revenue Bond,
	6.250%, 10/15/2023	466,000
	Pennsylvania Higher Educational Facilities Authority, Revenue Bond,
500,000	5.250%, 07/01/2019	542,770
400,000	5.800%, 07/01/2030	425,744
350,000	Pennsylvania Turnpike Commission, Series A-1, Revenue Bond,
	5.000%, 12/01/2038	376,624
500,000	Philadelphia Gas Works, Refunding, Revenue Bond,
	5.250%, 08/01/2017	538,165
150,000	University of Pittsburgh of the Commonwealth System of Higher Education, Series B, Revenue Bond,
	5.000%, 09/15/2028	167,522

		3,524,587

	Rhode Island - 0.92%
500,000	Narragansett Commission Wastewater System, Series B, Refunding, Revenue Bond,
	5.000%, 09/01/2030	570,050

	South Carolina - 0.76%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	472,696

	Texas - 12.65%
430,000	Central Texas Regional Mobility Authority, Series A, Refunding, Revenue Bond,
	6.000%, 01/01/2041	504,540
325,000	Clifton Texas Higher Education Finance Corp., Series A, Refunding, Revenue Bond,
	4.000%, 12/01/2015	326,878
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	230,072
515,000	Frisco Texas Independent School District, Series A, GO, PSF-GTD Insured,
	6.000%, 08/15/2038	581,929
425,000	Harris County Industrial Development, Revenue Bond,
	5.000%, 02/01/2023	470,335
100,000	Harris County-Houston Sports Authority, Refunding, Revenue Bond,
	5.000%, 11/15/2027	112,388
500,000	Houston, GO,
	5.250%, 03/01/2028	549,400
250,000	Houston Texas Airport System, Refunding, Revenue Bond,
	5.000%, 07/01/2029	262,548
350,000	North Texas Tollway Authority, Series A, Refunding, Revenue Bond,
	4.000%, 01/01/2038	339,381

250,000	North Texas Tollway Authority, Series A, Revenue Bond,
	5.000%, 09/01/2020	291,338
770,000	North Texas Tollway Authority, Series E, Prerefunded, Revenue Bond,
	5.750%, 01/01/2038 (a)	789,912
445,000	North Texas Tollway Authority, Series F, Refunding, Revenue Bond,
	5.750%, 01/01/2038	496,073
200,000	Texas, GO,
	5.000%, 04/01/2029	232,702
400,000	Texas, Series A, Prerefunded, GO,
	5.000%, 04/01/2022	430,276
260,000	Texas Municipal Gas Acquisition, Series D, Revenue Bond,
	6.250%, 12/15/2026	310,112
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
445,000	7.500%, 12/31/2031	537,605
400,000	7.500%, 06/30/2033	487,708
85,000	7.000%, 12/31/2038	104,111
115,000	6.750%, 06/30/2043	137,961
500,000	Texas Transportation Commission, Revenue Bond,
	5.000%, 04/01/2018	535,680
100,000	Texas Transportation Commission Turnpike, Second Tier, Series C, Refunding Bond,
	5.000%, 08/15/2029	109,809

		7,840,758

	Utah - 1.20%
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	585,120
155,000	Utah Transit Authority Sales Tax, Series B, Refunding, Revenue Bond,
	1.600%, 06/15/2018	156,862

		741,982

	Virginia - 2.67%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, AGM Insured,
	5.500%, 11/15/2019	1,133,360
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	520,716

		1,654,076

	Washington - 2.85%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	375,216
300,000	Energy Northwest Washington Electric, Series D, Revenue Bond,
	5.000%, 07/01/2035	335,556
500,000	King County Hospital, Refunding, GO, NATL-RE Insured,
	5.000%, 12/01/2021	530,830
210,000	King County Sewer, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2031	238,835
250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond,
	6.375%, 10/01/2036	283,847

		1,764,284

	Wisconsin - 5.08%
500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, NATL-RE Insured,
	5.500%, 12/15/2026	603,715
500,000	Wisconsin, Series 2, Refunding, GO,
	5.000%, 05/01/2025	587,500
1,000,000	Wisconsin, Series A, Refunding, Revenue Bond,
	6.000%, 05/01/2033	1,157,130
	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond,
100,000	5.000%, 05/01/2025	110,414
200,000	5.000%, 08/15/2030	221,900
100,000	Wisconsin Health & Educational Facilities Authority, Series B-1, Revenue Bond,
	1.250%, 08/15/2025 (a)	100,249
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
200,000	5.000%, 07/01/2022	215,344
150,000	5.750%, 10/01/2031	151,212

		3,147,464

	Total Municipal Debt Obligations (Cost $56,122,378)	59,955,043

Number of Shares
	SHORT TERM INVESTMENTS - 2.15%
	Money Market Funds - 2.15%
1,335,621	Fidelity Tax Exempt Portfolio Effective Yield, 0.01%	1,335,621

	Total Short Term Investments (Cost $1,335,621)	1,335,621

	Total Investments (Cost $57,457,999) - 98.92%	61,290,664
	Other Assets in Excess of Liabilities - 1.08%	667,441

	TOTAL NET ASSETS - 100.00%	$61,958,105

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2015.

Glossary of Terms

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Financial Group, Inc.

BAM	Build America Mutual

CMI	California Mortgage Insurance

GO	General Obligation

NATL-RE	National Public Finance Guarantee Corp.

PSF-GTD	Texas Permanent School Fund

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$57,457,999

Gross unrealized appreciation	4,058,646
Gross unrealized depreciation	(225,981)

Net unrealized appreciation	$3,832,665

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; and (2) certain common stocks, convertible preferred stocks, preferred stocks and real estate investment trusts; and (3) certain over the-counter derivatives instruments, including forward currency contracts, futures, swaps and options.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures, swaps and options derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments.  The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015:

GuideMark® Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$185,025,770	$-	$-	$185,025,770
Real Estate Investment Trusts	1,448,042	-	-	1,448,042
Short Term Investments	202,083	-	-	202,083
Investments Purchased as Securities Lending Collateral	3,352,239	-	-	3,352,239

Total Investments in Securities	$190,028,134	$-	$-	$190,028,134

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Large Cap Value Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$199,523,373	$-	$-	$199,523,373
Short Term Investments	3,032,234	-	-	3,032,234
Investments Purchased as Securities Lending Collateral	8,451,419	-	-	8,451,419

Total Investments in Securities	$211,007,026	$-	$-	$211,007,026

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Small/Mid Cap Core Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$69,098,971	$-	$-	$69,098,971
Investment Companies	1,149,336			1,149,336
Real Estate Investment Trusts	5,710,004	-	-	5,710,004
Short Term Investments	366,561	-	-	366,561
Investments Purchased as Securities Lending Collateral	8,766,311	-	-	8,766,311

Total Investments in Securities	$85,091,183	$-	$-	$85,091,183

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® World ex-US Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$8,203,313	$36,289,917	$-	$44,493,230
Consumer Staples	1,515,401	31,088,883	-	32,604,284
Energy	6,923,625	19,285,440	-	26,209,065
Financials	12,130,463	85,058,792	-	97,189,255
Health Care	4,684,143	28,686,637	-	33,370,780
Industrials	2,926,095	32,829,672	-	35,755,767
Information Technology	2,626,479	25,988,777	-	28,615,256
Materials	3,606,204	25,424,062	-	29,030,266
Telecommunication Services	2,050,797	21,664,764	-	23,715,561
Utilities	205,880	8,265,633	-	8,471,513

Total Common Stocks	44,872,400	314,582,577	-	359,454,977
Investment Companies	2,300,500	-	-	2,300,500
Preferred Stocks	1,806,643	2,744,801	-	4,551,444
Real Estate Investment Trusts	-	3,110,589	-	3,110,589
Short Term Investments	17,842,723	539,996	-	18,382,719
Investments Purchased as Securities Lending Collateral	5,601,046	-	-	5,601,046

Total Investments in Securities	$72,423,312	$320,977,963	$-	$393,401,275

Other Financial Instruments*
Futures	$(387,580)	$-	$-	$(387,580)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of level 3.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Description	Investments in Securities

Transfers into Level 1	$1,684,608
Transfers out of Level 1	2,558,599

Net Transfers into/(out of) Level 1	$4,243,207

Transfers into Level 2	$2,558,599
Transfers out of Level 2	1,684,608

Net Transfers into/(out of) Level 2	$4,243,207

Transfers were made due to an increase or decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Opportunistic Equity Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$111,586,951	$-	$-	$111,586,951

Real Estate Investment Trusts	4,044,143	-	-	4,044,143

Short Term Investments	3,414,587	-	-	3,414,587

Investments Purchased as Securities Lending Collateral	4,606,379	-	-	4,606,379

Total Investments in Securities	$123,652,060	$-	$-	$123,652,060

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Core Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$32,924,168	$-	$32,924,168
Collateralized Mortgage Obligations		17,076,199	-	17,076,199
Corporate Obligations		115,384,108		115,384,108
Foreign Government Debt Obligations		1,147,993		1,147,993
Mortgage Backed Securities		103,839,636		103,839,636
Municipal Debt Obligations		1,644,171		1,644,171
U.S. Treasury Obligations	-	28,434,017	-	28,434,017

Total Fixed Income	-	300,450,292	-	300,450,292
Short Term Investments	27,121,871			27,121,871
Investments Purchased as Securities Lending Collateral	3,897,454			3,897,454

Total Investments in Securities	$31,019,325	$300,450,292	$-	$331,469,617

Other Financial Instruments*
Futures	$(185,554)	$-	$-	$(185,554)
Swaps	-	30,483	-	30,483

Total	$(185,554)	$30,483	$-	$(155,071)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected at the unrealized appreciation on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Tax-Exempt Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$59,955,043	$-	$59,955,043

Short Term Investments	1,335,621	-	-	1,335,621

Total Investments in Securities	$1,335,621	$59,955,043	$-	$61,290,664

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

GuideMark® World ex-US Fund

During the year the Fund utilized exchange traded equity index futures in order to equitize cash. At the end of the period the portfolio had approximately 3.61% invested in these instruments.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2015

	Asset Derivatives		Liability Derivatives

	Balance Sheet Location	Value	Balance Sheet Location	Value

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	$0	Unrealized depreciation on futures contracts	$387,580

Total		$0		$387,580

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount outstanding of futures during the period ended June 30, 2015 were as follows:

Long Positions		Short Positions

Futures	$12,599,418	Futures	$0

GuideMark® Core Fixed Income Fund

During the period, the Fund used fixed income derivatives including U.S. Treasury futures, credit default swaps on investment grade fixed income indices (CDX) and interest rate swaps, for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX to efficiently manage investment grade credit exposure.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2015

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value

Credit Contracts - Swaps	Appreciation on Swap Agreements	$30,364	Depreciation on Swap Agreements	$-
Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	1,450	Depreciation on Swap Agreements	1,331
Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	22,404	Unrealized depreciation on futures contracts	207,958

Total		$54,218		$209,289

*Includes cumulative appreciation/depreciation as reported on the Schedule of Investments.

The average monthly notional amount outstanding of futures and swaps during the period ended June 30, 2015 were as follows:

Long Positions		Short Positions
Futures	$4,611,703	Futures	$4,101,329
Swaps	1,984,462	Swaps	-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of June 30, 2015, the Funds (excluding the Tax-Exempt Fixed Income Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions

Overnight and Continuous	Money Market Funds *

Large Cap Growth Fund	$3,352,239
Large Cap Value Fund	8,451,419
Small/Mid Cap Core Fund	8,766,311
World ex-US Fund	5,601,046
Opportunistic Equity Fund	4,606,379
Core Fixed Income Fund	3,897,454
Tax-Exempt Fixed Income Fund	-

* Proceeds from securities lending (MM collateral).

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/26/2015

By (Signature and Title	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	08/26/2015